UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/14

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, as appropriate.

Dreyfus AMT-Free Municipal Reserves

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus Opportunistic Emerging Markets Debt Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

Dreyfus U.S. Treasury Reserves

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves

January 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--98.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)	0.19	2/7/14	5,000,000	a	5,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.07	2/7/14	2,000,000	a	2,000,000

Arizona--3.3%
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/14	575,000		593,192
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.05	2/7/14	8,550,000	a	8,550,000

Colorado--1.6%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.15	2/7/14	1,425,000	a,b	1,425,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.20	2/7/14	855,000	a,b	855,000
Gateway Regional Metropolitan
District, Limited Tax
Improvement GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.15	2/7/14	2,035,000	a	2,035,000

Connecticut--6.6%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.12	2/7/14	5,000,000	a,b	5,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wells Fargo Bank)	0.08	2/7/14	1,600,000	a,b	1,600,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)

(LOC; JPMorgan Chase Bank)	0.12	2/7/14	5,625,000	a,b	5,625,000
Norwalk,
GO Notes, Refunding	5.00	7/1/14	500,000		509,678
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Trust)	0.09	2/7/14	5,485,000	a	5,485,000

District of Columbia--2.0%
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.08	2/7/14	2,970,000	a	2,970,000
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien Revenue
(Eagle 2013-0012 Program)
(Liquidity Facility; Citibank
NA)	0.07	2/7/14	2,500,000 a,c,d		2,500,000

Florida--6.4%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.20	2/7/14	730,000	a,b	730,000
Collier County Industrial
Development Authority, Revenue
(Redlands Christian Migrant
Association, Inc. Project)
(LOC; Bank of America)	0.18	2/7/14	2,945,000	a	2,945,000
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/14	1,375,000		1,404,816
Hillsborough County,
IDR (The Museum of Science &
Industry and The Institute for
Business & Home Safety
Project) (LOC; Branch Banking
and Trust Co.)	0.08	2/7/14	990,000	a	990,000
Hillsborough County Industrial
Development Authority, Revenue
(Independent Day School
Project) (LOC; Bank of America)	0.24	2/7/14	1,300,000	a,b	1,300,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.15	2/7/14	1,115,000	a,b	1,115,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industries, Inc. Project)
(LOC; Wells Fargo Bank)	0.15	2/7/14	440,000	a	440,000
Palm Beach County,
Public Improvement Revenue
(Biomedical Research Park
Project) (Deutsche Bank
Spears/Lifers Trust (Series
DB-184) (Liquidity Facility;
Deutsche Bank AG and LOC;

Deutsche Bank AG)	0.12	2/7/14	3,925,000 a,c,d		3,925,000
Sarasota County Health Facilities
Authority, Health Care
Facilities Revenue (Bay
Village of Sarasota, Inc.
Project) (LOC; Bank of America)	0.20	2/7/14	4,600,000	a	4,600,000

Georgia--.7%
Cobb County Development Authority,
Revenue (Dominion Christian
High School, Inc. Project)
(LOC; Branch Banking and Trust
Co.)	0.09	2/7/14	1,950,000	a,b	1,950,000

Idaho--2.2%
Idaho Housing and Finance
Association, MFHR (Traditions
at Boise Apartments Project)
(LOC; FHLB)	0.06	2/7/14	6,000,000	a	6,000,000

Illinois--8.1%
Illinois Development Finance
Authority, Revenue
(Presbyterian Homes Two Arbor
Lane Project) (LOC; Northern
Trust Company)	0.06	2/7/14	3,000,000	a	3,000,000
Illinois Development Finance
Authority, Revenue (Saint
Ignatius College Preparatory
School) (LOC; PNC Bank NA)	0.06	2/7/14	9,200,000	a,b	9,200,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.10	2/7/14	2,900,000	a	2,900,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit
High School Project) (LOC;
JPMorgan Chase Bank)	0.12	2/7/14	1,765,000	a,b	1,765,000
Illinois Finance Authority,
Revenue (Holy Family
Ministries Center) (LOC; PNC
Bank NA)	0.14	2/7/14	2,715,000	a	2,715,000
Lake Villa,
Revenue (The Allendale
Association Project) (LOC;
Wells Fargo Bank)	0.09	2/7/14	2,760,000	a	2,760,000

Indiana--3.2%
East Porter County School Building
Corporation, First Mortgage
Bonds, Refunding (Deutsche
Bank Spears/Lifers Trust
Series DB-144) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.12	2/7/14	5,045,000 a,b,c,d		5,045,000
Indiana Bond Bank,
Advance Funding Program Notes
(Liquidity Facility; JPMorgan

Chase Bank)	1.25	1/6/15	1,700,000		1,715,734
Indiana Municipal Power Agency,
Power Supply System Revenue,
Refunding (LOC; Citibank NA)	0.06	2/7/14	2,100,000	a	2,100,000

Iowa--.7%
Des Moines,
GO Notes, Refunding (Capital Loan)	5.00	6/1/14	2,000,000		2,031,303

Kentucky--.2%
Mason County,
PCR (East Kentucky Power
Cooperative, Inc. Project)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation)	0.30	2/7/14	450,000	a	450,000

Louisiana--1.3%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.09	2/7/14	3,650,000	a	3,650,000

Maryland--5.2%
Baltimore County,
GO Notes, Refunding (Pension
Funding Bonds)	5.00	8/1/14	1,000,000		1,023,841
Baltimore County,
Revenue (Cross Creek
Apartments Facility) (LOC; PNC
Bank NA)	0.06	2/7/14	4,375,000	a	4,375,000
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.09	2/7/14	3,055,000	a	3,055,000
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.50	2/1/14	170,000		170,046
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project) (LOC; Bank
of America)	0.18	2/7/14	5,710,000	a	5,710,000

Massachusetts--1.0%
Springfield,
GO Notes, BAN	1.00	2/14/14	2,837,644		2,838,262

Minnesota--1.0%
Minnesota Public Facilities
Authority, State Revolving
Fund Revenue	5.00	3/1/14	1,000,000		1,003,937
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals

Project) (LOC; U.S. Bank NA)	0.15	2/7/14	1,700,000	a	1,700,000

Missouri--2.9%
Independence Industrial
Development Authority,
Industrial Revenue (The Groves
and Graceland College Nursing
Arts Center Projects) (LOC;
Bank of America)	0.20	2/7/14	265,000	a	265,000
Kirkwood Industrial Development
Authority, Revenue (Concordia
Lutheran Church Community
Recreational Facilities
Project) (LOC; Bank of America)	0.23	2/7/14	1,740,000	a	1,740,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.08	2/7/14	4,750,000	a	4,750,000
Saint Louis Parking Commission
Finance Corporation, Parking
Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.20	2/7/14	1,165,000	a	1,165,000

Nevada--1.7%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	1,200,000		1,208,112
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.17	2/7/14	3,400,000 a,b,c,d		3,400,000

New Jersey--3.7%
Monroe Township,
GO Notes, BAN	1.00	2/6/15	2,308,000		2,325,495
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.15	2/7/14	1,310,000	a,b	1,310,000
North Wildwood,
GO Notes, BAN	1.00	8/27/14	4,000,000		4,006,964
Pompton Lakes Borough,
GO Notes, TAN	1.25	2/21/14	2,500,000		2,501,013

New Mexico--2.1%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	1/1/15	3,300,000		3,322,548
Santa Fe County,
Education Facility Revenue
(Archdiocese of Santa Fe
School Project) (LOC; U.S.
Bank NA)	0.19	2/7/14	2,400,000	a,b	2,400,000

New York--7.3%
Chappaqua Central School District,

GO Notes, TAN	1.00	6/27/14	4,000,000	b	4,007,937
East Rockaway Union Free School
District, GO Notes, TAN	1.25	6/20/14	1,000,000	b	1,002,463
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.09	2/7/14	8,105,000	a	8,105,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.09	2/7/14	4,200,000	a	4,200,000
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	2,750,866	b	2,766,870

Ohio--2.4%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
Refunding Notes	1.25	10/15/14	2,500,000	b	2,516,605
Ohio Public Facilities Commission,
Common Schools GO Notes,
Refunding	5.00	9/15/14	750,000		772,049
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	3,300,000		3,320,877

Oklahoma--2.2%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank
NA)	0.07	2/7/14	6,000,000 a,c,d		6,000,000

Pennsylvania--7.0%
Allegheny County Industrial
Development Authority, Revenue
(Sewickley Academy) (LOC; PNC
Bank NA)	0.07	2/7/14	1,640,000	a,b	1,640,000
Butler County Industrial
Development Authority, IDR,
Refunding (Wetterau Finance
Company Project) (LOC; U.S.
Bank NA)	0.07	2/7/14	1,940,000	a	1,940,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.14	2/7/14	4,890,000 a,b,c,d		4,890,000
Erie County Hospital Authority,

Revenue (Mercy Terrace
Apartments Project) (LOC; PNC
Bank NA)	0.13	2/7/14	450,000	a	450,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.25	2/7/14	435,000	a	435,000
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.13	2/7/14	1,000,000	a,b	1,000,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.13	2/7/14	900,000	a	900,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.15	2/7/14	500,000	a,b	500,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank NA)	0.07	2/7/14	2,300,000	a,b	2,300,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.17	2/7/14	1,800,000	a	1,800,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Thomas
Jefferson University Hospital
Project) (LOC; TD Bank)	0.14	2/7/14	585,000	a	585,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.14	2/7/14	2,725,000	a	2,725,000

South Carolina--.4%
South Carolina Jobs-Economic
Development Authority, EDR
(Anderson Area YMCA, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.10	2/7/14	1,230,000	a	1,230,000

Tennessee--.9%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust
Co,)	0.07	2/7/14	2,600,000	a,b	2,600,000

Texas--12.6%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric

Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.10	2/7/14	8,000,000	a	8,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank AG)	0.14	2/7/14	3,000,000 a,b,c,d		3,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-548) (Austin,
Revenue, Refunding (Town Lake
Park Community Events Center
Venue Project)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.12	2/7/14	5,065,000 a,c,d		5,065,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.10	2/7/14	5,250,000 a,c,d		5,250,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.65	4/15/14	4,900,000		4,900,000
Lampasas Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	3.00	2/15/14	440,000	b	440,532
Splendora Higher Education
Facilities Corporation,
Revenue (Fellowship Christian
Academy Project) (LOC; Bank of
America)	0.18	2/7/14	3,700,000	a,b	3,700,000
Texas,
TRAN	2.00	8/28/14	4,000,000		4,041,044

Vermont--.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; Wells
Fargo Bank)	0.11	2/7/14	1,250,000	a,b	1,250,000

Washington--2.2%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.16	2/7/14	1,400,000	a	1,400,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank

NA)	0.06	2/7/14	200,000	a	200,000
Washington Housing Finance
Commission, MFHR (Affinity at
Southridge Apartments Project)
(LOC; FHLB)	0.06	2/7/14	4,550,000	a	4,550,000

Wisconsin--6.3%
Sheboygan Falls,
Note Anticipation Notes	2.00	6/3/14	1,250,000		1,253,800
Wisconsin,
GO Notes	5.00	5/1/14	750,000		758,947
Wisconsin Health and Educational
Facilities Authority, Revenue
(16th Street Community Health
Center, Inc.) (LOC; JPMorgan
Chase Bank)	0.06	2/7/14	3,300,000	a	3,300,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.14	2/7/14	3,025,000	a	3,025,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.07	2/7/14	2,805,000	a	2,805,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Shady Lane, Inc. Project)
(LOC; U.S. Bank NA)	0.09	2/7/14	3,400,000	a	3,400,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.14	2/7/14	665,000	a	665,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	2,000,000	b	2,010,579

Total Investments (cost $269,851,644)			98.3%		269,851,644
Cash and Receivables (Net)			1.7%		4,736,274
Net Assets			100.0%		274,587,918

a Variable rate demand note - rate shown is the interest rate in effect at January 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At January 31, 2014, the fund had $76,344,986 or 27.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities amounted to $39,075,000 or 14.2% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	269,851,644
Level 3 - Significant Unobservable Inputs	-
Total	269,851,644

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
January 31, 2014 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	26,846		1,441,630
Delphi Automotive	34,351		2,091,632
Ford Motor	466,632		6,980,815
General Motors	134,756		4,861,996
Goodyear Tire & Rubber	27,843		658,765
Harley-Davidson	27,082		1,670,689
Johnson Controls	80,994		3,735,443
			21,440,970
Banks--2.9%
BB&T	82,871		3,100,204
Comerica	23,182		1,061,736
Fifth Third Bancorp	103,572		2,177,083
Hudson City Bancorp	52,548		475,034
Huntington Bancshares	101,805		923,371
KeyCorp	109,353		1,395,344
M&T Bank	15,392		1,716,362
People's United Financial	39,586		562,517
PNC Financial Services Group	62,701		5,008,556
Regions Financial	167,615		1,704,645
SunTrust Banks	64,075		2,372,057
U.S. Bancorp	217,892		8,656,849
Wells Fargo & Co.	568,185		25,761,508
Zions Bancorporation	21,781		626,204
			55,541,470
Capital Goods--8.0%
3M	75,819		9,719,238
Allegion	10,764	a	531,203
AMETEK	28,647		1,415,735
Boeing	82,204		10,296,873
Caterpillar	75,386		7,079,499
Cummins	20,996		2,666,072
Danaher	70,842		5,269,936
Deere & Co.	45,700		3,928,372
Dover	20,297		1,756,908
Eaton	55,935		4,088,289
Emerson Electric	83,448		5,502,561
Fastenal	32,010		1,406,199
Flowserve	17,005		1,229,972
Fluor	19,250		1,462,230
General Dynamics	39,374		3,988,980
General Electric	1,199,215		30,136,273
Honeywell International	93,025		8,486,671
Illinois Tool Works	48,409		3,818,018
Ingersoll-Rand	32,294		1,898,564
Jacobs Engineering Group	15,135	a	918,846
Joy Global	12,055	b	636,383

L-3 Communications Holdings	10,641		1,181,896
Lockheed Martin	31,577		4,765,285
Masco	42,392		897,015
Northrop Grumman	26,321		3,041,392
PACCAR	41,565		2,327,640
Pall	13,722		1,099,132
Parker Hannifin	17,589		1,994,065
Pentair	23,917		1,777,751
Precision Castparts	17,300		4,407,175
Quanta Services	24,953	a	777,785
Raytheon	38,423		3,652,875
Rockwell Automation	16,465		1,890,841
Rockwell Collins	16,868		1,274,546
Roper Industries	11,668		1,601,316
Snap-on	6,619		662,893
Stanley Black & Decker	18,966		1,467,968
Textron	32,250		1,144,875
United Technologies	99,634		11,360,269
W.W. Grainger	7,192		1,686,380
Xylem	21,103		703,996
			153,951,917
Commercial & Professional Services--.7%
ADT	23,724	b	712,669
Cintas	12,827		732,037
Dun & Bradstreet	4,530		498,300
Equifax	13,872		971,872
Iron Mountain	19,524		515,629
Nielsen Holdings	29,941		1,266,205
Pitney Bowes	21,944		552,550
Republic Services	32,030		1,025,921
Robert Half International	17,378		726,053
Stericycle	9,846	a	1,152,573
Tyco International	54,200		2,194,558
Waste Management	51,691		2,159,650
			12,508,017
Consumer Durables & Apparel--1.3%
Coach	33,343		1,596,796
D.R. Horton	33,154		778,456
Fossil Group	6,038	a	675,230
Garmin	14,560	b	655,928
Harman International Industries	8,355		864,158
Hasbro	13,725		674,172
Leggett & Platt	16,890		507,038
Lennar, Cl. A	19,214		771,634
Mattel	40,829		1,544,969
Michael Kors Holdings	21,147	a	1,690,280
Mohawk Industries	7,158	a	1,017,724
Newell Rubbermaid	34,607		1,069,356
NIKE, Cl. B	88,559		6,451,523
PulteGroup	40,604		825,073
PVH	9,580		1,157,935
Ralph Lauren	7,019		1,101,211
VF	41,304		2,414,219

Whirlpool	9,104		1,213,563
			25,009,265
Consumer Services--1.8%
Carnival	51,656		2,024,399
Chipotle Mexican Grill	3,692	a	2,037,836
Darden Restaurants	14,738		728,647
Graham Holdings	577		361,237
H&R Block	33,985		1,033,144
International Game Technology	29,327		423,189
Marriott International, Cl. A	26,963		1,329,276
McDonald's	118,534		11,162,347
Starbucks	89,309		6,351,656
Starwood Hotels & Resorts
Worldwide	23,203	c	1,733,496
Wyndham Worldwide	15,762		1,118,156
Wynn Resorts	9,435		2,051,358
Yum! Brands	52,694		3,538,402
			33,893,143
Diversified Financials--8.1%
American Express	109,937		9,346,844
Ameriprise Financial	23,064		2,436,481
Bank of America	1,264,297		21,176,975
Bank of New York Mellon	136,298		4,356,084
Berkshire Hathaway, Cl. B	213,235	a	23,797,026
BlackRock	14,918		4,482,411
Capital One Financial	68,840		4,860,792
Charles Schwab	136,913		3,398,181
Citigroup	359,792		17,064,935
CME Group	37,352		2,792,436
Discover Financial Services	56,789		3,046,730
E*TRADE Financial	27,822	a	556,996
Franklin Resources	49,127		2,555,095
Goldman Sachs Group	49,953		8,198,286
IntercontinentalExchange Group	13,602		2,839,962
Invesco	52,665		1,751,111
JPMorgan Chase & Co.	445,567		24,666,589
Legg Mason	12,603	b	533,737
Leucadia National	37,099		1,013,916
McGraw-Hill Financial	32,377		2,461,947
Moody's	22,787		1,699,454
Morgan Stanley	164,174		4,844,775
NASDAQ OMX Group	15,347		585,488
Northern Trust	26,007		1,566,142
SLM	52,714		1,199,771
State Street	52,839		3,537,571
T. Rowe Price Group	30,517		2,393,753
			157,163,488
Energy--9.7%
Anadarko Petroleum	59,196		4,776,525
Apache	47,820		3,838,033
Baker Hughes	52,120		2,952,077
Cabot Oil & Gas	50,061		2,001,439
Cameron International	29,100	a	1,745,127

Chesapeake Energy	61,850		1,664,384
Chevron	227,953		25,446,393
ConocoPhillips	145,191		9,430,155
CONSOL Energy	25,957		969,494
Denbury Resources	45,194		726,268
Devon Energy	44,672		2,645,476
Diamond Offshore Drilling	8,445		409,920
Ensco, Cl. A	27,255		1,372,834
EOG Resources	32,350		5,345,514
EQT	17,783		1,650,440
Exxon Mobil	517,807		47,721,093
FMC Technologies	27,454	a	1,357,326
Halliburton	100,184		4,910,018
Helmerich & Payne	12,589		1,108,336
Hess	34,179		2,580,173
Kinder Morgan	79,708		2,710,869
Marathon Oil	82,894		2,718,094
Marathon Petroleum	35,693		3,107,076
Murphy Oil	21,841		1,236,419
Nabors Industries	33,364		569,857
National Oilwell Varco	50,509		3,788,680
Newfield Exploration	15,685	a	388,517
Noble	30,218		937,665
Noble Energy	42,315		2,637,494
Occidental Petroleum	95,068		8,325,105
Peabody Energy	30,917		527,135
Phillips 66	71,079		5,195,164
Pioneer Natural Resources	16,882		2,858,460
QEP Resources	20,932		646,589
Range Resources	19,391		1,671,310
Rowan, Cl. A	14,825	a	465,060
Schlumberger	156,651		13,717,928
Southwestern Energy	41,363	a	1,683,060
Spectra Energy	79,116		2,844,220
Tesoro	15,735		810,667
Transocean	39,718		1,718,995
Valero Energy	64,829		3,312,762
Williams	79,780		3,230,292
WPX Energy	22,444	a	427,558
			188,180,001
Food & Staples Retailing--2.3%
Costco Wholesale	51,631		5,801,259
CVS Caremark	141,111		9,556,037
Kroger	61,715		2,227,912
Safeway	28,419		887,810
Sysco	70,150		2,460,862
Wal-Mart Stores	191,768		14,321,234
Walgreen	102,970		5,905,330
Whole Foods Market	44,092		2,304,248
			43,464,692
Food, Beverage & Tobacco--5.0%
Altria Group	237,137		8,351,965
Archer-Daniels-Midland	77,420		3,056,542

Beam	18,648		1,553,378
Brown-Forman, Cl. B	19,233		1,480,941
Campbell Soup	20,204		832,607
Coca-Cola	450,139		17,024,257
Coca-Cola Enterprises	28,643		1,239,955
ConAgra Foods	48,439		1,539,876
Constellation Brands, Cl. A	19,625	a	1,504,649
Dr. Pepper Snapple Group	25,248		1,208,874
General Mills	75,190		3,610,624
Hershey	17,514		1,740,892
Hormel Foods	15,995	b	726,813
J.M. Smucker	12,425		1,197,646
Kellogg	30,469		1,766,593
Kraft Foods Group	69,812		3,654,658
Lorillard	44,859		2,207,960
McCormick & Co.	15,589		1,000,502
Mead Johnson Nutrition	23,994		1,844,899
Molson Coors Brewing, Cl. B	18,440		970,682
Mondelez International, Cl. A	207,895		6,808,561
Monster Beverage	16,080	a	1,091,832
PepsiCo	181,778		14,607,680
Philip Morris International	189,912		14,839,724
Reynolds American	38,379		1,861,382
Tyson Foods, Cl. A	32,214		1,204,804
			96,928,296
Health Care Equipment & Services--4.2%
Abbott Laboratories	183,279		6,719,008
Aetna	43,569		2,977,070
AmerisourceBergen	27,001		1,815,007
Baxter International	64,520		4,406,716
Becton Dickinson & Co.	22,782		2,463,190
Boston Scientific	156,472	a	2,117,066
C.R. Bard	9,230		1,196,116
Cardinal Health	40,402		2,748,144
CareFusion	25,858	a	1,054,231
Cerner	34,549	a	1,965,493
Cigna	32,772		2,828,551
Covidien	55,144		3,763,027
DaVita HealthCare Partners	20,220	a	1,312,885
DENTSPLY International	17,007		784,703
Edwards Lifesciences	13,653	a	889,083
Express Scripts Holding	96,079	a	7,176,141
Humana	19,095		1,857,944
Intuitive Surgical	4,513	a	1,839,409
Laboratory Corp. of America
Holdings	10,680	a	959,384
McKesson	27,222		4,747,789
Medtronic	118,170		6,683,695
Patterson	10,299		411,548
Quest Diagnostics	17,251		905,678
St. Jude Medical	34,576		2,099,800
Stryker	34,345		2,665,172
Tenet Healthcare	12,298	a	565,831

UnitedHealth Group	119,339		8,625,823
Varian Medical Systems	12,929	a	1,051,257
WellPoint	35,223		3,029,178
Zimmer Holdings	20,407		1,917,646
			81,576,585
Household & Personal Products--2.1%
Avon Products	51,305		763,931
Clorox	15,558		1,373,305
Colgate-Palmolive	103,842		6,358,246
Estee Lauder, Cl. A	30,270		2,080,760
Kimberly-Clark	45,735		5,002,037
Procter & Gamble	322,192		24,686,351
			40,264,630
Insurance--2.8%
ACE	40,000		3,752,400
Aflac	55,467		3,482,218
Allstate	54,912		2,811,494
American International Group	174,665		8,376,933
Aon	35,693		2,871,859
Assurant	9,250		604,487
Chubb	30,410		2,570,861
Cincinnati Financial	17,374		841,770
Genworth Financial, Cl. A	58,319	a	860,205
Hartford Financial Services Group	53,878		1,791,444
Lincoln National	32,081		1,540,850
Loews	36,952		1,647,690
Marsh & McLennan	64,107		2,930,331
MetLife	132,617		6,504,864
Principal Financial Group	32,278		1,406,352
Progressive	66,421		1,543,624
Prudential Financial	54,771		4,622,125
Torchmark	11,556		868,433
Travelers	43,163		3,508,289
Unum Group	31,247		1,006,153
XL Group	34,854		1,001,704
			54,544,086
Materials--3.4%
Air Products & Chemicals	24,786		2,606,000
Airgas	7,861		811,570
Alcoa	126,325	b	1,454,001
Allegheny Technologies	12,571		395,232
Avery Dennison	11,634		573,207
Ball	17,913		916,966
Bemis	11,735		451,915
CF Industries Holdings	7,033		1,623,638
Cliffs Natural Resources	16,671	b	322,084
Dow Chemical	143,018		6,508,749
E.I. du Pont de Nemours & Co.	108,936		6,646,185
Eastman Chemical	18,345		1,430,176
Ecolab	32,121		3,229,445
FMC	16,578		1,170,904
Freeport-McMoRan Copper & Gold	122,430		3,967,956
International Flavors & Fragrances	9,383		813,318

International Paper	52,596		2,510,933
LyondellBasell Industries, Cl. A	51,789		4,078,902
MeadWestvaco	20,559		741,563
Monsanto	62,332		6,641,475
Mosaic	40,281		1,798,949
Newmont Mining	58,768		1,269,389
Nucor	37,445		1,810,466
Owens-Illinois	19,539	a	626,030
PPG Industries	16,891		3,080,243
Praxair	35,010		4,366,447
Sealed Air	22,804		711,257
Sherwin-Williams	10,240		1,876,582
Sigma-Aldrich	13,946		1,296,560
United States Steel	17,089	b	446,194
Vulcan Materials	15,256		941,753
			65,118,089
Media--3.6%
Cablevision Systems (NY Group),
Cl. A	25,198		404,176
CBS, Cl. B	66,648		3,913,571
Comcast, Cl. A	309,834		16,870,461
DIRECTV	57,943	a	4,022,982
Discovery Communications, Cl. A	27,361	a	2,182,861
Gannett	26,545		730,784
Interpublic Group of Cos.	49,143		802,014
News Corp., Cl. A	58,962	a	941,034
Omnicom Group	30,865		2,240,182
Scripps Networks Interactive, Cl.
A	12,937		938,191
Time Warner	107,248		6,738,392
Time Warner Cable	33,420		4,453,883
Twenty-First Century Fox, Cl. A	232,616		7,401,841
Viacom, Cl. B	48,073		3,946,793
Walt Disney	193,732		14,066,881
			69,654,046
Pharmaceuticals, Biotech & Life Sciences--8.9%
AbbVie	188,544		9,282,021
Actavis	20,522	a	3,878,248
Agilent Technologies	39,202		2,279,596
Alexion Pharmaceuticals	23,045	a	3,657,933
Allergan	35,112		4,023,835
Amgen	89,232		10,614,146
Biogen Idec	28,012	a	8,757,672
Bristol-Myers Squibb	194,228		9,705,573
Celgene	48,724	a	7,402,637
Eli Lilly & Co.	117,869		6,366,105
Forest Laboratories	27,779	a	1,841,748
Gilead Sciences	181,723	a	14,655,960
Hospira	19,197	a	844,860
Johnson & Johnson	334,400		29,584,368
Merck & Co.	346,751		18,367,400
Mylan	46,683	a	2,119,875
PerkinElmer	13,446		586,246

Perrigo Company	15,752		2,451,956
Pfizer	768,317		23,356,837
Regeneron Pharmaceuticals	9,306	a	2,685,619
Thermo Fisher Scientific	42,441		4,886,657
Vertex Pharmaceuticals	27,308	a	2,158,424
Waters	10,541	a	1,141,274
Zoetis	59,206		1,797,494
			172,446,484
Real Estate--1.9%
American Tower	46,315	c	3,745,957
Apartment Investment & Management,
Cl. A	17,296	c	483,769
AvalonBay Communities	14,370	c	1,774,695
Boston Properties	17,823	c	1,926,488
CBRE Group, Cl. A	32,881	a	872,662
Equity Residential	39,680	c	2,197,478
General Growth Properties	65,582	c	1,320,821
HCP	53,558	c	2,096,796
Health Care	34,203	c	1,981,038
Host Hotels & Resorts	88,036	c	1,618,982
Kimco Realty	46,712	c	976,748
Macerich	16,207	c	917,316
Plum Creek Timber	20,946	c	902,144
Prologis	58,864	c	2,281,569
Public Storage	16,907	c	2,664,374
Simon Property Group	36,946	c	5,720,719
Ventas	34,373	c	2,144,531
Vornado Realty Trust	20,102	c	1,845,967
Weyerhaeuser	69,131	c	2,065,634
			37,537,688
Retailing--4.3%
Amazon.com	43,830	a	15,721,383
AutoNation	7,596	a	375,166
AutoZone	4,036	a	1,998,062
Bed Bath & Beyond	25,945	a	1,656,588
Best Buy	31,613		744,170
CarMax	26,157	a	1,179,942
Dollar General	35,652	a	2,007,921
Dollar Tree	24,677	a	1,246,682
Expedia	12,708		825,766
Family Dollar Stores	11,526		712,537
GameStop, Cl. A	13,864	b	486,210
Gap	32,700		1,245,216
Genuine Parts	18,200		1,496,950
Home Depot	166,935		12,828,955
Kohl's	24,194		1,224,942
L Brands	28,996		1,518,231
Lowe's	124,615		5,768,428
Macy's	44,585		2,371,922
Netflix	6,976	a	2,855,486
Nordstrom	18,072		1,038,236
O'Reilly Automotive	13,149	a	1,722,256
PetSmart	12,770		804,510

priceline.com	6,115	a	7,001,002
Ross Stores	26,591		1,805,795
Staples	80,915	b	1,064,841
Target	74,772		4,235,086
The TJX Companies	85,033		4,877,493
Tiffany & Co.	13,049		1,085,546
Tractor Supply	16,543		1,100,275
TripAdvisor	12,972	a	1,001,309
Urban Outfitters	12,189	a	436,610
			82,437,516
Semiconductors & Semiconductor Equipment--2.0%
Altera	38,073		1,272,780
Analog Devices	36,854		1,778,943
Applied Materials	139,712		2,349,956
Broadcom, Cl. A	65,116		1,937,852
First Solar	7,860	a	397,559
Intel	587,806		14,424,759
KLA-Tencor	19,075		1,172,540
Lam Research	19,271	a	975,305
Linear Technology	27,568		1,227,879
LSI	65,425		721,638
Microchip Technology	23,308	b	1,045,597
Micron Technology	124,625	a	2,871,360
NVIDIA	72,190	b	1,133,383
Texas Instruments	131,236		5,564,406
Xilinx	31,787		1,475,553
			38,349,510
Software & Services--10.3%
Accenture, Cl. A	75,364		6,020,076
Adobe Systems	55,367	a	3,277,173
Akamai Technologies	21,702	a	1,034,751
Alliance Data Systems	5,716	a	1,369,897
Autodesk	26,652	a	1,365,915
Automatic Data Processing	57,568		4,409,709
CA	38,153		1,223,948
Citrix Systems	22,162	a	1,198,299
Cognizant Technology Solutions,
Cl. A	35,414	a	3,432,325
Computer Sciences	18,366		1,109,490
eBay	137,432	a	7,311,382
Electronic Arts	37,761	a	996,890
Facebook, Cl. A	195,009	a	12,201,713
Fidelity National Information
Services	34,295		1,738,757
Fiserv	31,598	a	1,771,068
Google, Cl. A	33,260	a	39,279,062
International Business Machines	120,987		21,375,983
Intuit	33,775		2,474,019
MasterCard, Cl. A	122,710		9,286,693
Microsoft	900,354		34,078,399
Oracle	415,992		15,350,105
Paychex	38,542	b	1,611,826
Red Hat	23,012	a	1,300,178

salesforce.com	64,936	a	3,930,576
Symantec	82,359		1,763,306
Teradata	20,080	a	825,690
Total System Services	19,647		587,052
VeriSign	16,017	a	940,999
Visa, Cl. A	60,365		13,004,432
Western Union	67,229		1,035,327
Yahoo!	111,846	a	4,028,693
			199,333,733
Technology Hardware & Equipment--6.1%
Amphenol, Cl. A	18,906		1,642,553
Apple	106,650		53,388,990
Cisco Systems	635,075		13,914,493
Corning	171,578		2,952,857
EMC	243,944		5,913,203
F5 Networks	9,355	a	1,000,985
FLIR Systems	17,366		550,850
Harris	13,485		935,050
Hewlett-Packard	230,332		6,679,628
Jabil Circuit	21,618		388,475
Juniper Networks	60,670	a	1,614,429
Motorola Solutions	28,071		1,790,930
NetApp	41,859	b	1,772,310
QUALCOMM	200,267		14,863,817
SanDisk	26,786		1,862,966
Seagate Technology	37,774		1,996,734
TE Connectivity	48,834		2,759,609
Western Digital	25,243		2,175,189
Xerox	137,309		1,489,803
			117,692,871
Telecommunication Services--2.2%
AT&T	624,428		20,805,941
CenturyLink	71,176		2,054,139
Crown Castle International	38,977	a	2,765,808
Frontier Communications	114,186	b	536,674
Verizon Communications	338,311		16,245,694
Windstream Holdings	66,812	b	499,754
			42,908,010
Transportation--2.0%
C.H. Robinson Worldwide	18,709		1,095,225
CSX	121,787		3,277,288
Delta Air Lines	100,044		3,062,347
Expeditors International of
Washington	24,246		990,692
FedEx	35,272		4,702,463
Kansas City Southern	12,986		1,371,192
Norfolk Southern	36,625		3,391,109
Ryder System	6,138		436,964
Southwest Airlines	86,057		1,802,894
Union Pacific	54,593		9,512,284
United Parcel Service, Cl. B	84,732		8,069,028
			37,711,486
Utilities--3.0%

AES	75,233		1,057,776
AGL Resources	13,307		635,808
Ameren	27,739		1,049,644
American Electric Power	57,477		2,805,452
CenterPoint Energy	51,142		1,196,723
CMS Energy	31,410		872,884
Consolidated Edison	34,123		1,856,632
Dominion Resources	68,787		4,671,325
DTE Energy	20,359		1,388,891
Duke Energy	83,405		5,890,061
Edison International	38,466		1,852,523
Entergy	20,595		1,298,103
Exelon	100,010		2,900,290
FirstEnergy	49,606		1,562,093
Integrys Energy Group	9,114		495,255
NextEra Energy	51,036		4,691,739
NiSource	36,590		1,257,598
Northeast Utilities	36,358		1,592,480
NRG Energy	38,114		1,061,475
ONEOK	24,650		1,688,279
Pepco Holdings	27,662		537,473
PG&E	53,237		2,243,940
Pinnacle West Capital	12,506		658,191
PPL	74,783		2,286,116
Public Service Enterprise Group	59,704		1,990,531
SCANA	16,492		779,577
Sempra Energy	26,683		2,473,781
Southern	104,489		4,309,126
TECO Energy	25,479		417,346
Wisconsin Energy	27,099		1,156,314
Xcel Energy	57,610		1,665,505
			58,342,931
Total Common Stocks
(cost $1,223,559,670)			1,885,998,924
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 6/26/14
(cost $2,144,460)	2,145,000	[d]	2,144,670

Other Investment--2.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,897,022)	40,897,022	[e]	40,897,022
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,999,695)	5,999,695	[e]	5,999,695
Total Investments (cost $1,272,600,847)	100.2%		1,935,040,311
Liabilities, Less Cash and Receivables	(.2%)		(4,552,592)

Net Assets	100.0%	1,930,487,719

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2014 the value of the fund's securities on loan was $10,444,402 and the value of the collateral held by the fund was $10,850,071, consisting of cash collateral of $5,999,695 and U.S. Government &
Agency securities valued at $4,850,376.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $662,439,464 of which $713,265,624 related to appreciated investment securities and $50,826,160 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.3
Energy	9.7
Pharmaceuticals, Biotech & Life Sciences	8.9
Diversified Financials	8.1
Capital Goods	8.0
Technology Hardware & Equipment	6.1
Food, Beverage & Tobacco	5.0
Retailing	4.3
Health Care Equipment & Services	4.2
Media	3.6
Materials	3.4
Utilities	3.0
Banks	2.9
Insurance	2.8
Short-Term/Money Market Investments	2.5
Food & Staples Retailing	2.3
Telecommunication Services	2.2
Household & Personal Products	2.1
Semiconductors & Semiconductor Equipment	2.0
Transportation	2.0
Real Estate	1.9
Consumer Services	1.8
Consumer Durables & Apparel	1.3
Automobiles & Components	1.1
Commercial & Professional Services	.7
100.2

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014	($)
Financial Futures Long
Standard & Poor's 500 E-mini	499	44,326,170	March 2014	(798,858)

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,882,935,810	-	-	1,882,935,810
Equity Securities - Foreign Common Stocks+	3,063,114	-	-	3,063,114
Mutual Funds	46,896,717	-	-	46,896,717
U.S. Treasury	-	2,144,670	-	2,144,670
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(798,858)	-	-	(798,858)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--101.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.2%
Ally Auto Receivables Trust,
Ser. 2012-3, Cl. A4	1.06	2/15/17	500,000		503,120
Ally Auto Receivables Trust,
Ser. 2012-1, Cl. A4	1.21	7/15/16	1,000,000		1,009,214
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	400,000		402,640
Mercedes-Benz Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.59	2/15/16	1,000,000		1,001,209
Nissan Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.61	4/15/16	750,000		750,506
					3,666,689
Asset-Backed Ctfs./Credit Cards--.2%
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		651,724
Chase Issuance Trust,
Ser. 2012-A8, Cl. A8	0.54	10/16/17	1,250,000		1,249,581
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	3,000,000		3,449,976
					5,351,281
Commercial Mortgage Pass-Through Ctfs.--1.6%
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,086,571
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.78	2/10/51	284,262	a	313,130
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,044,988
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,899,379
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR8,
Cl. A4	4.67	6/11/41	258,346		268,474
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		943,474
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. A4	5.20	12/11/38	1,000,000		1,092,978
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10,
Cl. A4	5.41	12/11/40	185,000	a	196,056
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.71	9/11/38	850,000	a	930,659
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.78	3/15/49	223,016	a	242,267

Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.14	12/10/49	1,100,000	a	1,249,954
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.22	7/15/44	1,900,000	a	2,013,022
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.31	1/15/46	85,000	a	90,946
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		958,558
Credit Suisse Commercial Mortgage
Trust, Ser. 2006-C3, Cl. A3	5.79	6/15/38	1,455,163	a	1,582,820
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.77	5/15/46	1,000,000	a	1,109,327
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.81	8/10/45	1,000,000	a,b	1,104,350
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	597,319	a	626,141
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,320,524
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		386,004
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	532,877
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,125,354
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		521,204
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	994,140		1,100,883
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.28	11/12/37	339,504	a	359,490
Merrill Lynch Mortgage Trust,
Ser. 2006-C2, Cl. A4	5.74	8/12/43	937,640	a	1,028,536
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.84	6/12/50	1,000,000	a	1,115,833
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000	a	1,331,353
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C9, Cl. A1	0.83	5/15/46	902,265		897,396
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	82,569		83,036
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		977,463
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,442,524

Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	434,402	a	473,380
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		502,189
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		476,917
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,382,407
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	747,907	a	787,143
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C23, Cl. A4	5.42	1/15/45	936,534	a	996,685
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	969,034	a	1,045,089
					34,639,381
Consumer Discretionary--2.4%
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		287,535
21st Century Fox America,
Gtd. Notes	6.40	12/15/35	1,000,000		1,173,115
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		434,695
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000		132,145
21st Century Fox America,
Gtd. Debs.	8.25	8/10/18	150,000		190,258
Autozone,
Sr. Unscd. Notes	1.30	1/13/17	1,000,000		1,003,591
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	b	259,104
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		308,133
CBS,
Gtd. Notes	5.50	5/15/33	250,000		257,527
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		386,979
Comcast,
Gtd. Notes	2.85	1/15/23	300,000	b	283,785
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000		1,169,010
Comcast,
Gtd. Notes	6.45	3/15/37	1,150,000		1,375,291
Comcast,
Gtd. Bonds	6.50	1/15/17	1,000,000		1,152,706
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		426,790
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		567,341
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		482,352
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	49,000		55,851
CVS Caremark,
Sr. Unscd. Notes	5.75	5/15/41	630,000		716,357
Daimler Finance North America,

Gtd. Notes	8.50	1/18/31	200,000	296,655
DirecTV Holdings/Financing,
Gtd. Notes	3.50	3/1/16	2,500,000	2,626,022
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000	821,616
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	803,717
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000	992,525
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	1,000,000	934,562
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000	2,803,651
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000	780,006
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000	3,036,460
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	500,000	519,124
Lowe's Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000	518,875
Lowe's Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000	1,073,598
Macy's Retail Holdings,
Gtd. Notes	5.90	12/1/16	500,000	560,785
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000	981,591
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,206,337
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000	1,702,038
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000	279,167
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000	265,596
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000	499,423
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	357,038
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	876,039
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	451,454
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000	295,852
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	937,047
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	337,078
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	514,635
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000	3,551,361
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	399,143

Time Warner,
Sr. Unscd. Note	4.75	3/29/21	1,500,000	1,648,413
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,439,548
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	282,670
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	4,100,000	4,386,832
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	671,539
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	818,255
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	200,314
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000	506,624
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000	490,960
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	855,080
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	168,000	200,459
				50,584,654
Consumer Staples--1.2%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,210,000	1,614,236
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,043,174
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	165,924
Anheuser-Busch Inbev Finance,
Gtd. Notes	0.80	1/15/16	500,000	501,981
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000	473,622
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	300,000	277,264
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	2,900,445
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	149,044
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,071,826
Coca-Cola FEMSA,
Gtd. Notes	2.38	11/26/18	400,000	403,139
ConAgra Foods,
Sr. Unscd. Notes	1.30	1/25/16	500,000	503,561
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000	498,636
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	290,000	277,283
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	300,000	286,708
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	426,978
Diageo Capital,

Gtd. Notes	5.75	10/23/17	720,000		828,639
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000		135,133
Diageo Investment,
Gtd. Notes	4.25	5/11/42	1,000,000		961,868
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000		237,803
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	b	1,472,380
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000		445,475
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	1,000,000		889,936
Kraft Foods Group,
Sr. Unscd. Notes	2.25	6/5/17	490,000		503,591
Kraft Foods Group,
Sr. Unscd. Notes	3.50	6/6/22	490,000		491,366
Kraft Foods Group,
Sr. Unscd. Notes	5.00	6/4/42	400,000		409,219
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,012,482
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	1,000,000		1,014,461
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000		313,061
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000		697,761
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,046,054
PepsiCo,
Sr. Unscd. Notes	0.70	8/13/15	1,000,000		1,002,807
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,266,392
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		631,865
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		881,308
Reynolds American,
Gtd. Notes	4.85	9/15/23	650,000		680,965
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000		385,924
					26,902,311
Energy--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000		390,641
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		175,882
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		444,806
Baker Hughes,
Sr. Unscd. Notes	5.13	9/15/40	1,000,000		1,098,141
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000		744,090
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	1,000,000		1,053,211

BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000		1,189,166
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000		249,308
Cameron International,
Sr. Unscd. Notes	5.13	12/15/43	175,000		175,147
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000		496,230
Cenovus Energy,
Sr. Unscd. Notes	3.80	9/15/23	1,000,000		993,527
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000		1,006,064
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000		395,834
CNOOC Finance 2013,
Gtd. Notes	1.13	5/9/16	500,000		499,334
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		444,711
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		165,137
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000		1,296,634
Continental Resources,
Gtd. Notes	4.50	4/15/23	500,000		512,929
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		700,387
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000		366,225
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000		735,283
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		745,979
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000	b	947,491
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000	b	514,030
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		464,609
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		700,309
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,925,000		2,234,913
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000		1,437,557
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		231,649
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000		1,506,599
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		723,777
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	3.50	9/1/23	500,000	b	469,968
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	4.15	3/1/22	1,000,000		1,015,014
Kinder Morgan Energy Partners,

Sr. Unscd. Notes	5.00	3/1/43	300,000		283,364
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000		1,273,160
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000		417,061
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000		575,904
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000		436,236
Nabors Industries,
Gtd. Notes	2.35	9/15/16	450,000	c	461,099
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000		138,299
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000		1,310,901
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000		1,832,590
Oneok Partners,
Gtd. Notes	5.00	9/15/23	500,000	b	534,576
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000		612,474
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		70,479
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000		211,368
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000		1,844,992
Petrobras Global Finance,
Gtd. Notes	2.00	5/20/16	550,000		546,373
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	500,000		472,424
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	500,000		394,617
Petrobras International Finance,
Gtd. Notes	2.88	2/6/15	500,000		508,250
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	2,500,000		2,480,938
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000		665,794
Phillips 66,
Gtd. Notes	2.95	5/1/17	590,000		617,603
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000		748,683
Plains All American Pipeline,
Gtd. Notes	6.13	1/15/17	525,000		596,546
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000		2,901,967
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000		635,061
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000		273,543
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000		453,528
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000		929,859

Statoil,
Gtd. Notes	3.95	5/15/43	500,000	457,058
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,845,757
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,149,488
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000	187,614
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000	186,089
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	209,738
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	478,572
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	91,634
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	345,410
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000	1,553,055
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000	498,737
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	907,854
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	228,437
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	89,292
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	1,026,064
Valero Energy,
Gtd. Notes	6.63	6/15/37	1,115,000	1,313,347
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	212,864
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,116,357
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	887,109
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	859,304
				59,996,051
Financial--7.8%
Abbey National Treasury Service,
Bank Gtd. Notes	3.05	8/23/18	800,000	827,468
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000	597,351
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000	352,187
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000	1,726,133
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	810,572
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000	602,359
American Honda Finance,

Sr. Unscd. Notes	1.13	10/7/16	400,000		402,004
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000		1,526,182
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000		668,387
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000		1,152,537
American International Group,
Sr. Unscd. Notes	8.25	8/15/18	2,100,000		2,642,942
Avalonbay Communitites,
Sr. Unscd. Notes	4.20	12/15/23	750,000		764,825
AXA,
Sub. Bonds	8.60	12/15/30	165,000		207,167
Bank of America,
Sr. Unscd. Notes	1.13	11/14/16	250,000		250,342
Bank of America,
Sr. Unscd. Notes	1.25	1/11/16	1,000,000		1,006,986
Bank of America,
Sr. Unscd. Notes, Ser. L	1.35	11/21/16	250,000		250,377
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	400,000		402,744
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000		960,881
Bank of America,
Sr. Unscd. Notes	3.70	9/1/15	1,000,000		1,043,375
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000		640,322
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000		1,100,614
Bank of America,
Sub. Notes	7.80	9/15/16	235,000		271,423
Bank of Montreal,
Sr. Unscd. Notes	2.50	1/11/17	1,000,000		1,043,983
Bank of Nova Scotia,
Sr. Unscd. Notes	1.10	12/13/16	750,000	b	751,373
Bank of Nova Scotia,
Sr. Unscd. Notes	1.38	7/15/16	1,000,000		1,012,317
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000		1,576,661
BB&T,
Sub. Notes	4.90	6/30/17	150,000		164,107
BB&T,
Sub. Notes	5.20	12/23/15	300,000		322,717
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000		107,445
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000		558,251
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000		323,378
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000		1,929,552
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000		771,840
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000		572,224

BNP Paribas,
Bank Gtd. Notes	5.00	1/15/21	1,400,000	1,539,241
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	527,664
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000	1,602,413
Branch Banking & Trust,
Sr. Unscd. Notes	1.45	10/3/16	750,000	759,882
Capital One Bank USA,
Sr. Unscd. Notes	1.15	11/21/16	500,000	499,797
Capital One Financial Company,
Sr. Unscd. Notes	4.75	7/15/21	730,000	793,284
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	659,681
Citigroup,
Sr. Unscd. Bonds	1.30	11/15/16	400,000	400,601
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	400,000	395,327
Citigroup,
Sub. Notes	4.05	7/30/22	500,000	502,112
Citigroup,
Sr. Unscd. Notes	4.59	12/15/15	900,000	960,498
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	300,000	340,497
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,635,000	4,192,347
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	618,063
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000	118,723
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	225,000	283,711
Citigroup,
Sr. Unscd. Notes	8.50	5/22/19	760,000	979,133
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	112,477
Commonwealth Bank Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000	663,077
DDR,
Unscd. Notes	3.38	5/15/23	1,000,000	931,200
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	972,776
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000	499,773
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	104,809
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,404,775
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	506,477
Ford Motor Credit,
Sr. Unscd. Notes	2.50	1/15/16	900,000	924,440
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000	1,271,825
Ford Motor Credit,

Sr. Unscd. Notes	5.88	8/2/21	1,500,000	1,712,737
General Electric Capital,
Sr. Unscd. Notes	1.00	1/8/16	1,000,000	1,006,978
General Electric Capital,
Sr. Unscd. Notes	3.10	1/9/23	1,000,000	965,753
General Electric Capital,
Sr. Unscd. Notes	3.50	6/29/15	560,000	583,129
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	1,400,000	1,537,435
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	406,269
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	1,000,000	1,142,356
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,542,956
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	1,000,000	1,156,829
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000	1,010,786
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000	1,262,357
Genworth Holdings,
Gtd. Notes	4.90	8/15/23	1,000,000	1,014,377
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000	358,641
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	977,815
Goldman Sachs Group,
Sr. Unscd. Notes	3.70	8/1/15	6,000,000	6,249,300
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	546,529
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	781,952
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	217,806
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	2,229,080
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,221,001
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	403,403
Health Care REIT,
Sr. Unscd. Notes	5.25	1/15/22	1,400,000	1,523,953
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	557,754
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	1,125,000	1,220,165
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,679,052
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,599,732
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	662,719
ING US,
Gtd. Notes	5.50	7/15/22	750,000	832,723

Intercontinental Exchange,
Gtd. Notes	4.00	10/15/23	350,000	359,888
Intesa Sanpaolo,
Sr. Unscd. Notes	3.13	1/15/16	500,000	510,242
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	405,842
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	255,529
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	519,428
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	199,245
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	37,309
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,919,300
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,570,020
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	960,575
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	700,000	719,953
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,212,714
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	500,000	576,687
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,776,147
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	797,136
JPMorgan Chase Bank,
Sub. Notes	6.00	10/1/17	150,000	172,158
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	121,828
KeyCorp,
Sr. Unscd. Notes	3.75	8/13/15	1,000,000	1,044,005
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	232,170
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	258,288
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	400,000	404,405
Leucadia National,
Sr. Unscd. Notes	6.63	10/23/43	400,000	410,280
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	1,116,693
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	230,151
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	304,775
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	632,952
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,927,938
Merrill Lynch & Co.,

Sr. Unscd. Notes	6.88	4/25/18	2,640,000	3,151,207
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	180,787
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,726,312
Mid-America Apt,
Sr. Unscd. Notes	4.30	10/15/23	400,000	398,700
Morgan Stanley,
Sr. Unscd. Notes	1.75	2/25/16	500,000	507,562
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	493,536
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000	975,709
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	1,226,498
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	195,292
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000	3,163,485
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	384,145
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,589,692
National Australia Bank,
Sr. Unscd. Notes	2.00	3/9/15	490,000	498,514
National City,
Sub. Notes	6.88	5/15/19	600,000	721,056
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,260,190
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,877,749
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	850,646
Partnerre Finance,
Gtd. Notes	5.50	6/1/20	159,000	175,355
PNC Bank,
Sr. Unscd. Notes	1.30	10/3/16	1,250,000	1,259,686
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000	1,004,662
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	241,245
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	267,122
Proassurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000	369,640
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	124,439
ProLogis,
Gtd. Notes	6.88	3/15/20	505,000	602,871
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,000,000	5,338,135
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	111,448
Regency Centers,

Gtd. Notes	5.88	6/15/17	200,000		223,576
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000		360,614
Retail Opportunity Investments,
Gtd. Notes	5.00	12/15/23	750,000		773,030
Royal Bank of Canada,
Sr. Unscd. Notes	1.20	1/23/17	110,000		110,592
Royal Bank of Canada,
Sr. Notes	2.63	12/15/15	1,000,000		1,038,656
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	1,000,000		1,023,206
Ryder System,
Sr. Unscd. Notes	2.35	2/26/19	500,000		497,592
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	2,000,000		2,211,524
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000		252,228
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		228,965
Sumitomo Mitsui Banking,
Bank Gtd. Notes	0.90	1/18/16	500,000		501,212
Sumitomo Mitsui Banking,
Bank Gtd. Notes	1.50	1/18/18	390,000		386,119
Sumitomo Mitsui Banking,
Bank Gtd. Notes	3.00	1/18/23	290,000		278,054
Suntrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000		465,681
Suntrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000		503,761
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000		775,442
Toyota Motor Credit,
Sr. Unscd. Notes	0.88	7/17/15	1,000,000		1,007,519
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	b	954,069
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000		1,045,764
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000		1,380,032
U.S. Bank,
Sr. Unscd. Notes	1.10	1/30/17	1,000,000		1,004,135
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	293,000		328,672
UBS AG/Stamford,
Sr. Unscd. Notes	5.75	4/25/18	320,000		368,882
UBS AG/Stamford,
Sr. Sub. Notes	5.88	7/15/16	75,000		83,605
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	442,000		508,125
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000		505,456
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000		319,256
Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000		514,173

Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000		971,060
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000		527,657
Wachovia,
Sr. Unscd. Debs	5.75	6/15/17	1,850,000		2,114,250
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000		1,273,337
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000		499,204
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000		479,312
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000		2,689,760
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000		969,210
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000		539,814
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	1,700,000		1,910,273
XL Group,
Gtd. Notes	6.38	11/15/24	1,400,000		1,656,227
					165,960,601
Foreign/Governmental--4.8%
African Development Bank,
Sr. Unscd. Notes	0.75	10/18/16	330,000		331,792
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000		1,777,148
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	1,500,000		1,563,297
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	500,000		526,000
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000		620,750
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	b	2,514,025
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	575,000		646,875
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000		737,500
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000		525,000
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000		2,392,500
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000		1,082,500
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.00	2/16/17	2,000,000		2,012,562
European Investment Bank,
Sr. Unscd. Notes	1.63	9/1/15	2,400,000		2,449,913
European Investment Bank,
Sr. Unscd. Notes	1.75	3/15/17	1,250,000		1,282,224
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/16	2,750,000		2,850,721

European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	b	2,064,278
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		375,692
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000		4,196,866
Export Development Canada,
Sr. Unscd. Notes	0.63	12/15/16	500,000		498,159
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000		1,024,593
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		32,847
FMS Wertmanagement,
Gtd. Notes	1.13	10/14/16	1,000,000		1,011,370
Inter-American Development Bank,
Notes	0.88	11/15/16	1,000,000		1,006,593
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,209,316
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000		605,392
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	1/24/44	500,000		513,775
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		167,096
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000		503,668
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	1.88	3/15/19	500,000		503,306
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000		2,484,967
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	700,000		767,440
International Bank for
Reconstruction and
Development, Sr. Unsub. Bonds	7.63	1/19/23	700,000		969,755
International Finance,
Sr. Unscd. Notes	0.63	11/15/16	500,000		498,249
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,175,951
Italian Government,
Sr. Unscd. Notes	4.50	1/21/15	50,000	b	51,701
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		168,768
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,599,383
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	550,000		597,968
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		747,006
Japan Bank for International
Cooperation, Gov't Gtd. Notes	2.50	5/18/16	2,800,000		2,913,593

KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000		2,767,353
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000		4,071,607
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000		1,388,129
KFW,
Gov't Gtd. Notes	4.88	6/17/19	2,000,000		2,309,064
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000		686,113
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	1,250,000		1,330,904
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000	b	512,360
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	2,100,000		2,129,564
Landwirtschaftliche Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	950,000		1,070,423
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	2,000,000		2,225,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000		1,384,500
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000	b	1,561,100
OeKB,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000		1,631,658
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		785,750
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000		993,975
Petroleos Mexicanos,
Gtd. Notes	4.88	3/15/15	500,000		522,500
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000	c	997,742
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		449,592
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		554,375
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000		521,250
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		473,500
Philippine Government,
Sr. Unscd. Bonds	8.88	3/17/15	400,000		435,500
Philippine Government,
Sr. Unscd. Bonds	9.38	1/18/17	400,000		488,500
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,203,000
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,231,000
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,501,500
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,701,937
Province of British Columbia

Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,193,901
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		13,448
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000		621,614
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,527,150
Province of Ontario Canada,
Sr. Unscd. Notes	4.75	1/19/16	990,000		1,070,894
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	b	1,114,901
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	700,000		738,828
Province of Quebec Canada,
Unscd. Notes	5.13	11/14/16	725,000		811,488
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		261,489
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		763,989
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,230,017
Republic of Turkey,
Sr. Unscd. Notes	7.00	3/11/19	500,000		546,415
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,373,000
Swedish Export Credit,
Sr. Unscd. Notes	0.63	5/31/16	600,000		599,882
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000		660,400
Turkish Government,
Unscd. Notes	4.88	4/16/43	1,000,000		766,250
Turkish Government,
Sr. Unscd. Notes	7.00	9/26/16	200,000		218,260
Turkish Government,
Sr. Unscd. Notes	7.25	3/15/15	300,000		317,310
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000		682,500
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000		741,563
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		366,375
					101,548,109
Health Care--2.4%
Abbvie,
Sr. Unscd. Notes	1.20	11/6/15	1,000,000		1,010,538
Abbvie,
Sr. Unscd. Notes	2.90	11/6/22	3,000,000		2,878,194
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000		1,063,534
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		374,591
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000		2,121,416
Amgen,

Sr. Unscd. Notes	5.15	11/15/41	600,000		618,806
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		458,344
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		648,502
Baxter International,
Sr. Unscd. Notes	3.20	6/15/23	400,000		392,023
Baxter International,
Sr. Unscd. Notes	6.25	12/1/37	200,000		247,140
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,900,000		1,910,933
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	1,700,000		1,977,595
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		513,250
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000		601,383
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000		483,029
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000		293,434
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000		765,455
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,059,604
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		679,877
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		858,968
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		263,517
Express Scripts,
Gtd. Notes	3.13	5/15/16	2,400,000		2,506,346
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		862,363
GlaxoSmithKline Capital,
Gtd. Bonds	6.38	5/15/38	1,000,000		1,271,815
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000		191,081
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		584,938
Medco Health Solutions,
Gtd. Notes	7.13	3/15/18	1,500,000		1,794,582
Medtronic,
Sr. Unscd. Notes, Ser. B	4.75	9/15/15	360,000		384,913
Merck & Co.,
Sr. Unscd. Notes	0.70	5/18/16	1,000,000		1,001,479
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	878,255
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		188,064
Mylan,
Sr. Unscd. Notes	1.35	11/29/16	300,000		300,539
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	300,000		311,302

Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000	1,603,291
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	2,870,388
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000	2,609,618
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	538,210
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	57,386
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000	1,506,184
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000	485,213
Teva Pharmaceutical Finance II,
Gtd. Notes	3.00	6/15/15	3,400,000	3,506,454
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	95,757
Thermo Fisher Scientific,
Sr. Unscd. Notes	1.30	2/1/17	500,000	499,625
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000	527,989
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	1,049,630
Wellpoint,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000	1,631,873
WellPoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000	1,039,546
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	405,956
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	73,701
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	241,790
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	253,936
Zoetis,
Sr. Unscd. Notes	1.15	2/1/16	500,000	502,906
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000	500,255
				50,495,518
Industrial--1.4%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	900,435
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,396,302
Burlington Northern Santa Fe,
Sr. Unscd. Notes	4.45	3/15/43	600,000	571,824
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000	776,234
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	127,010
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	135,116
Canadian National Railway,

Sr. Unscd. Notes	6.90	7/15/28	100,000		131,441
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000		2,200,617
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000		448,455
CSX,
Sr. Unscd. Notes	4.75	5/30/42	1,200,000		1,201,955
CSX,
Sr. Unscd. Notes	6.25	4/1/15	35,000		37,280
Eaton,
Gtd. Notes	4.15	11/2/42	400,000		372,697
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000		250,522
FedEx,
Gtd. Notes	4.00	1/15/24	750,000		764,126
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000		1,138,653
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	1,000,000		904,165
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	500,000		577,677
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		546,228
Norfolk Southern,
Sr. Unscd. Bonds,	4.84	10/1/41	1,200,000		1,214,224
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,263
Northrop Grumman Systems,
Gtd. Debs.	7.75	2/15/31	1,100,000		1,448,693
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		192,638
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		892,739
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		376,856
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		142,907
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		335,593
Union Pacific,
Sr. Unscd. Notes	4.85	6/15/44	1,000,000		1,037,208
United Air 2013-1 A PTT,
1st Lien Bonds	4.30	8/15/25	1,000,000		1,020,000
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	13,929
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,643,726
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		537,595
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000		2,101,357
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	1,750,000		1,844,549
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		774,993

United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		64,219
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000		66,834
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000		1,698,309
Waste Management,
Gtd. Notes	7.00	7/15/28	150,000		190,048
					29,079,417
Information Technology--.9%
Apple,
Sr. Unscd. Notes	0.45	5/3/16	500,000		498,723
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000		487,902
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000	b	458,705
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000		510,363
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		503,965
Ebay,
Sr. Unscd. Notes	4.00	7/15/42	700,000		596,316
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000		320,891
Hewlett-Packard,
Sr. Unscd. Notes	2.35	3/15/15	1,000,000		1,018,959
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000		1,043,900
Hewlett-Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		636,003
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		768,478
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,139,757
International Business Machines,
Sr. Unscd. Notes	0.75	5/11/15	2,000,000		2,012,520
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		699,955
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		691,031
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000		291,632
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		395,705
Leidos Holdings,
Gtd. Notes, Ser. 1	5.95	12/1/40	700,000		697,690
Lender Processing Service,
Gtd. Notes	5.75	4/15/23	500,000		527,500
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,119,019
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		754,883
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,372,129
Oracle,

Sr. Unscd. Notes	5.75	4/15/18	150,000		175,075
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		634,399
Seagate HDD,
Gtd. Notes	4.75	6/1/23	800,000	c	770,000
Seagate Technology HDD,
Gtd. Notes	6.80	10/1/16	125,000		141,250
					19,266,750
Materials--1.2%
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		481,498
Alcoa,
Sr. Unscd. Notes	5.40	4/15/21	500,000	b	522,959
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000		665,177
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		940,001
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		1,196,097
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		2,057,921
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000		466,130
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		463,633
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,189,738
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		471,961
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		277,624
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000		2,133,795
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		654,496
Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000		724,911
Freeport-McMoRan Copper & Gold,
Gtd. Notes	3.10	3/15/20	1,500,000		1,482,532
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	600,000		575,558
Glencore Canada
Gtd. Notes	5.50	6/15/17	165,000		180,995
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000		1,975,883
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,200,000		1,213,097
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000		300,918
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000		927,960
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		441,265
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		1,044,510

Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000	23,807
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000	1,338,245
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	105,274
Vale Overseas,
Gtd. Notes	4.38	1/11/22	1,200,000	1,163,756
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	568,140
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	922,218
				25,510,099
Municipal Bonds--.9%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,281,520
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	833,444
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,347,750
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,221,872
California,
GO (Various Purpose)	3.95	11/1/15	400,000	423,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	500,000	497,455
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	3,630,000	3,501,679
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,875,296
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	880,275
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000	1,090,206
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000	662,360
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Bonds)	5.29	3/15/33	2,000,000	2,219,440
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000	765,401
Public Utilities Commission of the
City and County of San

Francisco, San Francisco Water
Revenue (Build America Bonds)	6.00	11/1/40	550,000		654,016
University of California Regents,
General Revenue	1.80	7/1/19	480,000		473,654
					18,727,368
Telecommunications--1.5%
America Movil SAB de CV,
Gtd. Notes	2.38	9/8/16	1,000,000		1,037,478
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,283,483
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		109,807
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	2,000,000		2,055,084
AT&T,
Sr. Unscd. Notes	4.35	6/15/45	600,000		515,792
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,506,493
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,081,107
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	644,356
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		670,249
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	265,689
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,088,812
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	1,000,000		1,111,657
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		549,400
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	400,000		438,818
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		406,731
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,280,489
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		118,519
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		327,746
Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000		1,769,180
Orange,
Sr. Unscd. Notes	8.75	3/1/31	945,000	a	1,354,812
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000		386,618
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		320,925
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,031,367
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,312,204

Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	900,000		907,833
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,300,000		1,384,414
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,797,256
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000		1,704,575
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		622,494
Verizon Communications,
Sr. Unscd. Notes	6.40	9/15/33	1,250,000		1,468,931
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	1,950,000		2,349,089
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		902,288
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		626,708
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		282,079
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		163,497
Vodefone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000		493,957
					33,369,937
U.S. Government Agencies--4.0%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000		496,736
Federal Farm Credit Bank,
Bonds	0.73	8/15/16	205,000		205,007
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	1,200,000		1,336,003
Federal Home Loan Bank,
Bonds	0.38	6/24/16	1,500,000		1,496,424
Federal Home Loan Bank,
Bonds	0.45	12/28/15	500,000		500,033
Federal Home Loan Bank,
Bonds	1.25	2/28/18	570,000		563,928
Federal Home Loan Bank,
Bonds	2.75	3/13/15	2,800,000		2,880,273
Federal Home Loan Bank,
Bonds	4.75	12/16/16	1,000,000		1,117,958
Federal Home Loan Bank,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	b	2,259,158
Federal Home Loan Bank,
Bonds	5.00	11/17/17	2,600,000		2,977,757
Federal Home Loan Bank,
Bonds, Ser. 656	5.38	5/18/16	320,000		355,931
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		582,093
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,448,771
Federal Home Loan Mortgage Corp.,	4.50	10/1/40	5,721,170	d	6,138,776
Federal Home Loan Mortgage Corp.,
Notes	0.40	11/27/15	1,380,000	d	1,381,459

Federal Home Loan Mortgage Corp.,
Notes	0.42	9/18/15	850,000	d	851,570
Federal Home Loan Mortgage Corp.,
Notes	0.70	10/25/16	1,150,000	d	1,147,823
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	3,000,000	d	2,981,955
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.03	11/28/17	500,000	d	496,884
Federal Home Loan Mortgage Corp.,
Notes	1.20	6/12/18	785,000	d	779,613
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	2,000,000	d	2,071,130
Federal Home Loan Mortgage Corp.,
Notes	2.25	3/13/20	715,000	d	716,486
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	b,d	2,543,697
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000	d	5,652,779
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	d	122,056
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	d	1,760,270
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	d	2,106,101
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	b,d	1,435,791
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	929,282
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	b,d	836,473
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	b,d	745,820
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	d	2,320,237
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,318,618
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	d	546,803
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	2,307,221
Federal National Mortgage
Association, Notes	0.38	12/21/15	2,500,000	b,d	2,502,877
Federal National Mortgage
Association, Notes	0.50	10/22/15	500,000	d	501,737
Federal National Mortgage
Association, Notes	0.50	3/28/16	500,000	d	500,354
Federal National Mortgage
Association, Notes	0.52	2/26/16	750,000	d	751,520
Federal National Mortgage
Association, Notes	0.52	5/27/16	1,250,000	d	1,250,002
Federal National Mortgage
Association, Notes	0.55	2/27/15	1,000,000	d	1,000,315
Federal National Mortgage
Association, Notes	0.57	4/18/16	1,000,000	d	1,000,436
Federal National Mortgage

association, notes	0.88	2/8/18	3,000,000	d	2,952,225
federal national mortgage
association, notes	1.00	12/28/17	750,000	d	740,164
federal national mortgage
association, notes	1.00	2/15/18	700,000	d	687,590
federal national mortgage
association, notes, ser. 1	1.00	4/30/18	1,000,000	d	984,884
federal national mortgage
association, notes	1.05	8/26/16	250,000	d	250,129
federal national mortgage
association, notes	1.13	3/28/18	415,000	d	408,898
federal national mortgage
association, notes	1.25	1/30/17	2,000,000	d	2,029,274
federal national mortgage
association, notes	1.63	10/26/15	2,700,000	d	2,761,779
federal national mortgage
association, notes	4.38	10/15/15	850,000	d	908,757
federal national mortgage
association, notes	5.00	4/15/15	200,000	d	211,521
federal national mortgage
association, notes	5.00	3/15/16	1,240,000	d	1,362,191
federal national mortgage
association, bonds	5.00	5/11/17	1,200,000	d	1,358,144
federal national mortgage
association, notes	5.25	9/15/16	1,225,000	d	1,373,027
federal national mortgage
association, notes	6.00	4/18/36	1,300,000	d	1,426,152
federal national mortgage
association, bonds	6.25	5/15/29	1,340,000	d	1,736,734
financing (fico),
scd. bonds	8.60	9/26/19	40,000		53,846
financing (fico),
scd. bonds, ser. e	9.65	11/2/18	510,000		695,224
tennessee valley authority,
notes	5.25	9/15/39	1,200,000		1,350,469
tennessee valley authority,
bonds	5.88	4/1/36	650,000		789,795
tennessee valley authority,
bonds	6.15	1/15/38	165,000		206,158
					85,205,118
u.s. government agencies/mortgage-backed--31.2%
federal home loan mortgage corp.:
2.50%			4,000,000	d,f	4,017,500
3.00%			1,500,000	d,f	1,455,469
3.50%			600,000	d,f	607,406
4.00%			1,500,000	d,f	1,564,844
2.14%, 8/1/43			1,484,324	d	1,491,568
2.24%, 7/1/43			543,621	a,d	549,834
2.46%, 10/1/43			591,704	a,d	600,724
2.50%, 10/1/27 - 11/1/42			10,273,701	d	10,320,360
3.00%, 12/1/25 - 10/1/43			36,526,503	d	36,278,493
3.50%, 6/1/19 - 8/1/42			29,831,972	d	30,538,432
4.00%, 11/1/14 - 1/1/44			23,557,492	d	24,751,944
4.50%, 2/1/18 - 4/1/41			17,181,229	d	18,440,450
5.00%, 12/1/17 - 1/1/40			19,432,703	d	21,121,408

5.50%, 8/1/16 - 1/1/40	13,980,847	d	15,364,556
6.00%, 7/1/14 - 7/1/39	6,032,336	d	6,663,082
6.50%, 3/1/14 - 3/1/39	3,383,477	d	3,780,759
7.00%, 9/1/15 - 7/1/37	198,862	d	226,339
7.50%, 8/1/16 - 11/1/33	56,962	d	64,917
8.00%, 2/1/17 - 10/1/31	47,593	d	55,547
8.50%, 10/1/18 - 6/1/30	1,597	d	1,845
Federal National Mortgage Association:
2.50%	15,000,000	d,f	14,896,032
3.00%	14,300,000	d,f	14,072,125
3.50%	8,900,000	d,f	9,043,312
4.00%	7,400,000	d,f	7,733,499
4.50%	2,100,000	d,f	2,253,563
2.18%, 5/1/43	592,443	a,d	596,055
2.50%, 7/1/27 - 7/1/33	8,244,339	d	8,295,922
2.72%, 12/1/43	1,488,606	a,d	1,539,287
2.74%, 11/1/43	295,912	a,d	302,853
2.95%, 5/1/42	387,404	a,d	396,552
3.00%, 10/1/26 - 1/1/44	46,262,484	d	45,843,450
3.05%, 12/1/41	670,951	a,d	698,224
3.50%, 1/20/25 - 9/1/43	46,602,269	d	47,803,567
4.00%, 9/1/18 - 2/1/42	50,611,782	d	53,446,120
4.50%, 4/1/18 - 11/1/40	36,936,531	d	39,703,128
5.00%, 11/1/17 - 6/1/40	22,176,586	d	24,213,711
5.50%, 2/1/14 - 12/1/38	16,883,965	d	18,603,725
6.00%, 3/1/14 - 11/1/38	9,035,315	d	10,020,656
6.50%, 10/1/14 - 9/1/38	2,435,434	d	2,721,309
7.00%, 3/1/14 - 3/1/38	515,229	d	570,681
7.50%, 8/1/15 - 6/1/31	84,687	d	95,541
8.00%, 6/1/15 - 8/1/30	20,998	d	23,970
8.50%, 9/1/15 - 7/1/30	7,814	d	8,055
9.00%, 10/1/30	2,103	d	2,238
Government National Mortgage Association I:
3.00%	21,100,000	f	20,914,298
3.50%	23,700,000	f	24,416,844
4.00%	12,000,000	f	12,723,555
4.50%	9,800,000	f	10,639,126
2.00%, 10/20/42 - 6/20/43	2,349,225		2,443,901
2.50%, 2/15/28 - 2/20/43	2,764,386		2,820,480
3.00%, 7/20/42	1,232,324		1,287,867
3.50%, 9/20/28 - 2/15/42	14,525,078		15,037,562
4.00%, 2/15/41 - 3/15/41	14,792,979		15,759,851
4.50%, 1/15/19 - 2/15/41	17,719,628		19,280,311
5.00%, 1/15/17 - 4/15/40	17,020,545		18,752,441
5.50%, 9/15/20 - 11/15/38	5,551,858		6,152,503
6.00%, 2/15/17 - 4/15/39	5,707,952		6,406,088
6.50%, 2/15/24 - 2/15/39	1,231,424		1,386,605
7.00%, 2/15/22 - 8/15/32	125,336		141,067
7.50%, 10/15/14 - 11/15/30	81,175		91,137
8.00%, 8/15/24 - 3/15/32	19,764		23,645
8.25%, 6/15/27	2,024		2,378
8.50%, 10/15/26	10,030		11,593
9.00%, 2/15/22 - 2/15/23	9,255		9,501
Government National Mortgage Association II:
2.50%, 4/20/28 - 11/20/43	2,087,639		2,070,012

3.00%, 11/20/27 - 10/20/43	12,988,370		13,064,059
3.50%, 5/20/34 - 4/20/43	3,777,834		3,898,431
4.50%, 7/20/41 - 6/20/43	2,913,711		3,173,906
5.00%, 6/20/42	500,000		549,725
5.50%, 7/20/38 - 11/20/42	765,242		845,919
6.50%, 2/20/28	974		1,149
8.50%, 7/20/25	801		919
Federal Home Loan Mortgage Corp.:
2.16%, 8/1/37	68,925	a,d	73,800
2.17%, 2/1/35	375,331	a,d	395,075
2.25%, 6/1/35	5,189	a,d	5,538
2.38%, 4/1/36	140,775	a,d	148,180
2.40%, 6/1/36	8,204	a,d	8,276
2.42%, 2/1/34	201,947	a,d	214,666
2.42%, 8/1/35	131,587	a,d	139,599
2.44%, 12/1/34	33,427	a,d	35,624
2.49%, 3/1/37	92,855	a,d	99,169
2.63%, 4/1/33	12,948	a,d	13,821
2.64%, 3/1/36	7,642	a,d	8,190
2.72%, 12/1/34	16,492	a,d	17,528
3.22%, 11/1/33	4,273	a,d	4,395
4.69%, 6/1/34	5,656	a,d	6,012
5.21%, 8/1/34	3,706	a,d	3,908
Federal National Mortgage Association:
2.11%, 12/1/35	7,320	a,d	7,732
2.19%, 10/1/34	17,038	a,d	18,049
2.25%, 6/1/34	189,418	a,d	202,430
2.25%, 11/1/36	132,063	a,d	138,956
2.25%, 2/1/37	3,853	a,d	4,106
2.32%, 12/1/36	26,355	a,d	26,912
2.39%, 5/1/33	6,377	a,d	6,554
2.39%, 9/1/33	6,860	a,d	7,212
2.40%, 11/1/32	12,088	a,d	12,815
2.40%, 1/1/35	192,454	a,d	206,951
2.44%, 11/1/36	31,982	a,d	33,617
2.50%, 8/1/35	65,786	a,d	70,066
2.51%, 3/1/34	175,115	a,d	187,380
2.56%, 9/1/33	19,539	a,d	20,756
2.58%, 6/1/34	57,072	a,d	61,252
2.60%, 3/1/37	54,398	a,d	58,039
2.64%, 2/1/37	128,717	a,d	138,273
2.66%, 9/1/35	357,799	a,d	382,557
4.89%, 1/1/35	9,026	a,d	9,501
5.07%, 6/1/35	13,477	a,d	14,517
5.23%, 11/1/35	3,613	a,d	3,900
			665,469,281
U.S. Government Securities--34.7%
U.S. Treasury Bonds:
2.75%, 8/15/42	3,200,000		2,697,750
2.75%, 11/15/42	9,042,000	b	7,605,877
2.88%, 5/15/43	9,565,000	b	8,240,094
3.00%, 5/15/42	3,500,000	b	3,117,460
3.13%, 11/15/41	7,750,000		7,098,519
3.13%, 2/15/42	20,000		18,292
3.13%, 2/15/43	9,090,000	b	8,264,092

3.63%, 8/15/43	2,885,000	b	2,885,900
3.75%, 11/15/43	8,175,000		8,366,606
3.88%, 8/15/40	5,000,000	b	5,277,735
4.38%, 5/15/40	3,650,000	b	4,176,399
4.63%, 2/15/40	4,660,000		5,538,121
6.00%, 2/15/26	470,000		618,123
6.13%, 11/15/27	854,000		1,148,830
6.25%, 8/15/23	314,000	b	412,714
6.50%, 11/15/26	1,200,000		1,652,437
6.63%, 2/15/27	800,000		1,115,062
6.75%, 8/15/26	1,500,000		2,101,875
6.88%, 8/15/25	300,000		419,906
7.13%, 2/15/23	1,320,000		1,819,022
7.25%, 8/15/22	1,000,000		1,377,969
8.00%, 11/15/21	3,770,000		5,323,504
8.13%, 5/15/21	1,500,000		2,108,847
8.75%, 5/15/17	2,395,000		3,009,092
8.88%, 8/15/17	2,725,000		3,477,994
9.00%, 11/15/18	660,000		893,011
U.S. Treasury Notes:
0.13%, 4/30/15	8,000,000		7,996,248
0.25%, 2/15/15	410,000		410,433
0.25%, 3/31/15	6,800,000		6,806,773
0.25%, 5/15/15	4,610,000	b	4,614,684
0.25%, 5/31/15	5,700,000	b	5,705,233
0.25%, 7/15/15	7,440,000	b	7,445,520
0.25%, 8/15/15	6,900,000		6,902,967
0.25%, 9/15/15	7,944,000		7,944,310
0.25%, 10/15/15	6,400,000		6,398,502
0.25%, 10/31/15	4,000,000		3,998,752
0.25%, 11/30/15	4,015,000	b	4,012,571
0.25%, 12/15/15	8,500,000		8,492,528
0.25%, 12/31/15	3,355,000		3,351,330
0.25%, 4/15/16	8,125,000		8,098,025
0.25%, 5/15/16	7,945,000	b	7,912,727
0.38%, 4/15/15	7,604,000		7,623,010
0.38%, 6/15/15	8,000,000		8,020,624
0.38%, 6/30/15	400,000		401,047
0.38%, 8/31/15	4,435,000		4,444,704
0.38%, 1/15/16	1,660,000		1,661,589
0.38%, 1/31/16	3,500,000		3,503,143
0.38%, 2/15/16	7,840,000		7,843,371
0.38%, 3/15/16	6,770,000		6,769,736
0.50%, 6/15/16	7,985,000		7,992,490
0.50%, 7/31/17	4,990,000		4,914,177
0.63%, 7/15/16	7,740,000		7,764,489
0.63%, 8/15/16	4,175,000		4,184,949
0.63%, 10/15/16	3,800,000		3,803,713
0.63%, 11/15/16	3,765,000	b	3,766,028
0.63%, 12/15/16	2,355,000	b	2,353,804
0.63%, 8/31/17	3,700,000		3,653,173
0.63%, 9/30/17	7,800,000	b	7,689,092
0.63%, 11/30/17	40,000		39,306
0.63%, 4/30/18	1,694,000		1,650,856
0.75%, 1/15/17	3,755,000		3,762,773

0.75%, 6/30/17	7,387,000		7,347,465
0.75%, 10/31/17	7,220,000		7,139,338
0.75%, 12/31/17	100,000		98,578
0.75%, 2/28/18	7,320,000	b	7,193,327
0.75%, 3/31/18	7,300,000		7,161,701
0.88%, 1/31/17	4,320,000		4,339,742
0.88%, 2/28/17	6,500,000		6,523,107
0.88%, 1/31/18	776,000		767,482
1.00%, 8/31/16	3,600,000		3,641,202
1.00%, 9/30/16	7,801,000		7,886,327
1.00%, 10/31/16	986,000		996,129
1.00%, 3/31/17	7,000,000	b	7,044,569
1.00%, 5/31/18	1,400,000		1,383,539
1.00%, 9/30/19	5,000,000		4,800,780
1.00%, 11/30/19	5,700,000		5,443,055
1.13%, 3/31/20	4,250,000		4,054,432
1.13%, 4/30/20	5,000,000		4,758,985
1.25%, 8/31/15	8,017,000	b	8,144,927
1.25%, 9/30/15	9,000,000		9,147,132
1.25%, 10/31/15	7,856,000		7,989,033
1.25%, 10/31/18	4,430,000		4,393,142
1.25%, 11/30/18	4,400,000		4,356,858
1.25%, 1/31/19	5,295,000		5,229,639
1.25%, 2/29/20	5,000,000		4,819,920
1.38%, 11/30/15	5,820,000		5,934,351
1.38%, 6/30/18	1,415,000		1,418,813
1.38%, 7/31/18	2,210,000		2,213,366
1.38%, 9/30/18	10,070,000	b	10,056,234
1.38%, 11/30/18	4,341,000	b	4,327,096
1.38%, 12/31/18	4,920,000	b	4,897,324
1.38%, 2/28/19	5,500,000	b	5,456,170
1.38%, 1/31/20	4,650,000		4,522,850
1.50%, 6/30/16	7,500,000		7,682,520
1.50%, 8/31/18	5,405,000		5,434,982
1.50%, 12/31/18	1,550,000	b	1,551,150
1.50%, 1/31/19	4,380,000		4,381,196
1.63%, 11/15/22	5,690,000		5,276,144
1.75%, 5/31/16	3,500,000		3,605,136
1.75%, 10/31/18	5,400,000		5,483,111
1.75%, 10/31/20	3,600,000		3,524,342
1.75%, 5/15/22	1,579,000	b	1,496,349
1.75%, 5/15/23	11,321,000		10,505,096
1.88%, 6/30/15	5,000,000		5,117,775
1.88%, 8/31/17	3,140,000		3,238,615
1.88%, 9/30/17	5,570,000	b	5,741,450
2.00%, 1/31/16	1,825,000		1,885,311
2.00%, 4/30/16	8,625,000		8,928,220
2.00%, 9/30/20	3,700,000		3,686,846
2.00%, 11/30/20	3,640,000	b	3,615,827
2.00%, 11/15/21	2,430,000		2,372,287
2.00%, 2/15/22	6,920,000	b	6,720,510
2.00%, 2/15/23	9,500,000		9,058,772
2.13%, 5/31/15	7,494,000		7,686,034
2.13%, 12/31/15	8,000,000		8,274,840
2.13%, 2/29/16	3,000,000		3,109,218

2.13%, 8/31/20			3,780,000		3,801,705
2.13%, 1/31/21			3,630,000		3,629,434
2.13%, 8/15/21			10,605,000		10,498,536
2.25%, 3/31/16			60,000		62,391
2.38%, 2/28/15			1,260,000		1,289,752
2.38%, 3/31/16			1,753,000		1,827,776
2.38%, 12/31/20			3,355,000		3,410,435
2.50%, 3/31/15			4,435,000		4,554,364
2.50%, 4/30/15			8,650,000	b	8,899,873
2.50%, 6/30/17			6,520,000		6,867,646
2.50%, 8/15/23			5,573,000	b	5,507,473
2.63%, 8/15/20			8,270,000		8,587,551
2.63%, 11/15/20			7,011,000		7,263,235
2.75%, 5/31/17			8,430,000	b	8,949,962
2.75%, 11/15/23			10,050,000	b	10,123,807
3.00%, 8/31/16			2,700,000		2,870,437
3.00%, 9/30/16			4,560,000	b	4,851,411
3.00%, 2/28/17			1,500,000		1,601,953
3.13%, 10/31/16			5,000,000		5,341,405
3.13%, 1/31/17			480,000		514,144
3.13%, 4/30/17			2,830,000		3,037,275
3.13%, 5/15/19			5,000,000		5,387,110
3.13%, 5/15/21			9,750,000		10,363,187
3.25%, 5/31/16			1,083,000		1,153,564
3.25%, 6/30/16			4,600,000		4,905,468
3.25%, 7/31/16			4,060,000		4,337,221
3.25%, 12/31/16			4,700,000		5,048,829
3.25%, 3/31/17			3,000,000		3,230,157
3.38%, 11/15/19			6,700,000		7,302,739
3.50%, 5/15/20			8,890,000		9,734,897
3.63%, 8/15/19			5,000,000		5,514,260
3.63%, 2/15/20			5,000,000		5,516,990
3.63%, 2/15/21			6,680,000	b	7,343,043
4.13%, 5/15/15			4,065,000		4,269,839
4.25%, 8/15/15			1,740,000		1,847,459
4.50%, 11/15/15			220,000		236,487
4.50%, 2/15/16			425,000		460,859
4.50%, 5/15/17			1,800,000		2,012,695
4.63%, 11/15/16			2,000,000		2,220,468
4.75%, 8/15/17			2,387,000		2,703,277
4.88%, 8/15/16			90,000		99,847
					739,739,213
Utilities--1.8%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000		277,008
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		251,213
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		755,207
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	971,000		1,167,920
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000		197,024
Consolidated Edison of New York,

Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		699,174
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		246,991
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000		223,023
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000		2,206,389
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		120,039
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	500,000		473,110
Duke Energy Carolinas,
First Mortgage Bonds	5.30	2/15/40	1,700,000		1,935,953
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	1,000,000		1,288,315
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000		1,303,496
Georgia Power,
Sr. Unscd. Note	4.30	3/15/42	1,300,000		1,231,101
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000		1,784,720
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000		31,030
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000		908,444
Midamerican Energy Holdings,
Sr. Unscd. Notes	5.15	11/15/43	250,000	c	265,867
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		591,320
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000		2,831,969
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000		1,983,387
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000		207,793
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000		316,351
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000		549,398
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000		916,452
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000		1,240,113
Peco Energy,
First Mortgage Bonds	4.80	10/15/43	500,000		534,738
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000		381,739
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000		381,668
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	1,000,000		1,066,189
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000		643,774
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000		181,117

Public Service Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000		1,532,084
Public Service Electric & Gas,
Sr. Scd. Notes, Ser. D	5.25	7/1/35	230,000		258,666
San Diego Gas & Electric,
First Mortgage Bonds	3.60	9/1/23	400,000		410,080
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000		257,860
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	b	1,495,071
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000		85,397
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000		561,626
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000		115,285
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000		2,116,962
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000		170,970
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000		1,741,331
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000		981,690
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000		469,060
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000		546,481
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000		796,348
					38,730,943
Total Bonds and Notes
(cost $2,100,807,405)					2,154,242,721

Other Investment--4.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $95,381,636)			95,381,636	[g]	95,381,636
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,377,875)			12,377,875	[g]	12,377,875
Total Investments (cost $2,208,566,916)			106.1%		2,262,002,232
Liabilities, Less Cash and Receivables			(6.1%)		(129,236,285)
Net Assets			100.0%		2,132,765,947

GO-- General Obligation
REIT-- Real Estate Investment Trust

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At January 31, 2014, the value of funds securities on loan was $163,794,952 and the value of the collateral held by the fund was $168,112,205, consisting of cash collateral of $12,377,875 and

U.S. Government & Agency securities valued at $155,734,330.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities were valued at $2,494,708 or .12% of net assets.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f This security is traded on a To-Be-Announced ("TBA") basis.
g Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $53,169,643 of which $73,203,742 related to appreciated investment securities and $20,034,099 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	69.9
Corporate Bonds	23.4
Foreign/Governmental	4.8
Money Market Investments	5.1
Commercial Mortgage-Backed	1.6
Municipal Bonds	.9
Asset-Backed	.4
106.1

† Based on net assets.

TBA SALE COMMITMENTS
January 31, 2014 (Unaudited)

	Principal
	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
3%, 2/1/27	2,600,000	a	2,681,250
3.50%, 2/1/29	1,000,000	a	1,052,187
4.50%, 11/1/17	1,100,000	a	1,173,906
5%, 2/15/22-2/12/39	3,700,000	a	3,959,681
5.50%, 2/1/33	5,000,000	a	5,477,345
Total Federal Home Loan Mortgage Corp.	13,400,000		14,344,369
Federal National Mortgage Association:
4%, 2/1/25	8,500,000	a,b	9,063,125
4.50%, 2/19/29	3,250,000	a	3,479,023
5%, 2/1/29	500,000	a,b	535,059
Total Federal National Mortgage Association	12,250,000		13,077,207
Government National Mortgage Association:
3.50%, 2/1/42	2,800,000		2,882,250
4%, 2/1/40	1,000,000		1,061,094
5%, 1/15/32-2/20/44	3,200,000		3,481,152
5.50%, 2/1/31	1,500,000		1,656,621
Total Government
National Mortgage Association	8,500,000		9,081,117
Total TBA Sale Commitments
(proceeds $36,237,020)			36,502,693

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Sold on a delayed delivery basis.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	9,017,970	-	9,017,970
Commercial Mortgage-Backed	-	34,639,381	-	34,639,381
Corporate Bonds+	-	499,896,281	-	499,896,281
Foreign Government	-	101,548,109	-	101,548,109
Municipal Bonds+	-	18,727,368	-	18,727,368
Mutual Funds	107,759,511	-	-	107,759,511
U.S. Government Agencies/Mortgage-Backed	-	750,674,399	-	750,674,399
U.S. Treasury	-	739,739,213	-	739,739,213
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(36,502,693)	-	(36,502,693)
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2014 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--.7%
General Motors	119,240		4,302,179
Banks--3.9%
PNC Financial Services Group	93,110		7,437,627
Regions Financial	729,460		7,418,608
Wells Fargo & Co.	164,990		7,480,647
			22,336,882
Capital Goods--9.0%
Allegion	36,106	a	1,781,831
Cummins	44,540		5,655,689
Danaher	99,890		7,430,817
Eaton	121,950		8,913,325
Fluor	70,510		5,355,940
Illinois Tool Works	94,150		7,425,610
Ingersoll-Rand	105,220		6,185,884
Precision Castparts	34,960		8,906,060
			51,655,156
Commercial & Professional Services--.5%
Robert Half International	74,750		3,123,055
Consumer Durables & Apparel--1.9%
PVH	49,280		5,956,474
Whirlpool	36,960		4,926,768
			10,883,242
Consumer Services--.8%
Starbucks	61,020		4,339,742
Diversified Financials--12.7%
Ameriprise Financial	68,840		7,272,258
Bank of America	855,740		14,333,645
Capital One Financial	71,840		5,072,622
Charles Schwab	319,820		7,937,932
Citigroup	192,540		9,132,172
ING US	183,880		6,209,628
JPMorgan Chase & Co.	262,720		14,544,179
NASDAQ OMX Group	219,100		8,358,665
			72,861,101
Energy--8.8%
Anadarko Petroleum	63,350		5,111,711
Apache	44,450		3,567,557
EOG Resources	26,890		4,443,304
Exxon Mobil	149,040		13,735,526
Occidental Petroleum	126,780		11,102,125
Schlumberger	69,100		6,051,087
Valero Energy	128,280		6,555,108
			50,566,418
Exchange-Traded Funds--1.3%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	41,520	b	7,398,034
Food & Staples Retailing--3.8%
Costco Wholesale	105,120		11,811,283
CVS Caremark	151,810		10,280,573
			22,091,856

Food, Beverage & Tobacco--4.5%
Archer-Daniels-Midland	214,990		8,487,805
Mondelez International, Cl. A	272,950		8,939,112
Philip Morris International	106,700		8,337,538
			25,764,455
Health Care Equipment & Services--3.5%
Cardinal Health	83,010		5,646,340
McKesson	43,200		7,534,512
Medtronic	123,200		6,968,192
			20,149,044
Insurance--3.9%
American International Group	111,460		5,345,622
Hartford Financial Services Group	339,610		11,292,033
Prudential Financial	66,760		5,633,876
			22,271,531
Materials--4.4%
LyondellBasell Industries, Cl. A	53,780		4,235,713
Martin Marietta Materials	29,040		3,165,650
Owens-Illinois	154,830	a	4,960,753
Praxair	62,100		7,745,112
Vulcan Materials	80,580		4,974,203
			25,081,431
Media--3.9%
CBS, Cl. B	101,310		5,948,923
Twenty-First Century Fox, Cl. A	121,540		3,867,403
Walt Disney	171,380		12,443,902
			22,260,228
Pharmaceuticals, Biotech & Life Sciences--11.8%
AbbVie	191,130		9,409,330
Agilent Technologies	85,660		4,981,129
Biogen Idec	10,670	a	3,335,869
Celgene	42,200	a	6,411,446
Gilead Sciences	114,790	a	9,257,814
Merck & Co.	155,910		8,258,553
Mylan	129,780	a	5,893,310
Pfizer	656,294		19,951,338
			67,498,789
Retailing--5.2%
Amazon.com	25,560	a	9,168,116
Kohl's	115,540		5,849,790
Lowe's	158,330		7,329,096
Macy's	136,940		7,285,208
			29,632,210
Semiconductors & Semiconductor Equipment--2.9%
Applied Materials	281,280		4,731,130
Texas Instruments	114,290		4,845,896
Xilinx	146,590		6,804,708
			16,381,734
Software & Services--8.6%
Accenture, Cl. A	122,820		9,810,862
Google, Cl. A	16,320	a	19,273,430
Microsoft	319,280		12,084,748
Visa, Cl. A	38,460		8,285,438
			49,454,478
Technology Hardware & Equipment--5.9%
Amphenol, Cl. A	64,100		5,569,008

Apple	14,400	7,208,640
Cisco Systems	180,550	3,955,850
EMC	482,980	11,707,435
Seagate Technology	97,670	5,162,836
		33,603,769
Transportation--1.8%
FedEx	76,580	10,209,646
Total Common Stocks
(cost $480,881,601)		571,864,980

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,635,085)	1,635,085 [c]	1,635,085
Total Investments (cost $482,516,686)	100.1%	573,500,065
Liabilities, Less Cash and Receivables	(.1%)	(695,365)
Net Assets	100.0%	572,804,700

ETF -- Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2014, the value of the fund’s securities on loan was $7,323,911 and the value of the collateral held by the fund was $7,514,893, consisting of U.S. Government and Agency securities.
c Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $90,983,379 of which $95,443,490 related to appreciated investment securities and $4,460,111 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	12.7
Pharmaceuticals, Biotech & Life Sciences	11.8
Capital Goods	9.0
Energy	8.8
Software & Services	8.6
Technology Hardware & Equipment	5.9
Retailing	5.2
Food, Beverage & Tobacco	4.5
Materials	4.4
Banks	3.9
Insurance	3.9
Media	3.9
Food & Staples Retailing	3.8
Health Care Equipment & Services	3.5
Semiconductors & Semiconductor Equipment	2.9
Consumer Durables & Apparel	1.9
Transportation	1.8
Exchange-Traded Funds	1.3
Consumer Services	.8
Automobiles & Components	.7
Commercial & Professional Services	.5
Money Market Investment	.3
100.1

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	564,466,946	-	-	564,466,946
Exchange-Traded Funds	7,398,034	-	-	7,398,034
Mutual Funds+	1,635,085	-	-	1,635,085
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
January 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--27.5%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.16%, 4/8/14	7,000,000		7,000,128
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/10/14	8,000,000		8,000,000
Mizuho Bank (Yankee)
0.21%, 4/23/14	8,000,000		8,000,000
Norinchukin Bank (Yankee)
0.22%, 2/21/14	8,000,000		8,000,000
Royal Bank of Canada (Yankee)
0.16%, 2/13/14	5,000,000	a	5,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.21%, 2/26/14	8,000,000	b	8,000,000
Toronto Dominion Bank NY (Yankee)
0.22%, 2/18/14	5,000,000		5,000,000
Wells Fargo Bank, NA
0.21% - 0.24%, 2/3/14 - 6/9/14	10,000,000	a	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $59,000,128)			59,000,128
Commercial Paper--21.4%
ASB Finance Ltd.
0.29%, 3/12/14	5,000,000	a,b	5,000,000
Bank of Nova Scotia
0.20%, 5/1/14	5,000,000		4,997,528
Erste Abwicklungsanstalt
0.15%, 4/4/14	5,000,000		4,998,708
General Electric Capital Corp.
0.19%, 6/9/14	8,000,000		7,994,595
National Australia Funding (DE) Inc.
0.20%, 7/14/14	8,000,000	b	7,992,756
Nordea Bank AB
0.20%, 6/9/14	5,000,000	b	4,996,444
Rabobank USA Financial Corp.
0.22%, 4/30/14	5,000,000		4,997,311
Societe Generale N.A. Inc.
0.15%, 3/3/14	5,000,000		4,999,375
Total Commercial Paper
(cost $45,976,717)			45,976,717
Asset-Backed Commercial Paper--14.5%
Alpine Securitization Corp.
0.17%, 4/22/14	5,000,000	b	4,998,111
Collateralized Commercial Paper Program Co., LLC
0.28%, 5/5/14	10,000,000		9,992,767
Metlife Short Term Funding LLC
0.18%, 4/21/14	6,100,000	b	6,097,590
Northern Pines Funding LLC
0.21%, 2/28/14	5,000,000	b	4,999,213

Regency Markets No. 1 LLC
0.14%, 2/20/14	5,000,000	b	4,999,631
Total Asset-Backed Commercial Paper
(cost $31,087,312)			31,087,312
Time Deposits--14.0%
Credit Agricole (Grand Cayman)
0.09%, 2/3/14	10,000,000		10,000,000
Natixis New York (Grand Cayman)
0.10%, 2/3/14	10,000,000		10,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.04%, 2/3/14	10,000,000		10,000,000
Total Time Deposits
(cost $30,000,000)			30,000,000
U.S. Treasury Notes--2.3%
0.10%, 2/28/14
(cost $5,006,594)	5,000,000		5,006,594
Repurchase Agreements--20.0%
Barclays Capital, Inc.
0.02%, dated 1/31/14, due 2/3/14 in the amount of
$18,000,030 (fully collateralized by $18,429,200 U.S.
Treasury Notes, 2.13%, due 1/31/21, value $18,360,091)	18,000,000		18,000,000
TD Securities (USA) LLC
0.02%, dated 1/31/14, due 2/3/14 in the amount of
$25,000,042 (fully collateralized by $25,622,900 U.S.
Treasury Notes, 0.75%-4%, due 2/15/14-10/31/17, value
$25,500,067)	25,000,000		25,000,000
Total Repurchase Agreements
(cost $43,000,000)			43,000,000
Total Investments (cost $214,070,751)	99.7%		214,070,751
Cash and Receivables (Net)	.3%		723,608
Net Assets	100.0%		214,794,359

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities amounted to $47,083,745 or 21.9% of net assets.

At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	214,070,751
Level 3 - Significant Unobservable Inputs	-
Total	214,070,751

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
The Dreyfus/Laurel Funds Inc. Dreyfus Opportunistic Emerging Markets Debt Fund
January 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--92.6%		Rate (%)	Date	Amount ($) [a]		Value ($)
Brazil--12.6%
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	790,000	b	754,635
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	670,000		261,714
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	750,000		262,168
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	800,000	c	264,054
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	210,000		201,338
Minerva,
Gtd. Notes		7.75	1/31/23	200,000		195,000
Odebrecht Finance,
Gtd. Notes		7.13	6/26/42	200,000		188,500
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000		188,250
						2,315,659
Chile--3.2%
Embotelladora Andina,
Sr. Unscd. Notes		5.00	10/1/23	200,000	d	201,770
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	200,000		196,500
Transelec,
Unscd. Notes		4.63	7/26/23	200,000	d	195,896
						594,166
China--2.1%
Country Garden Holding,
Gtd. Bonds		7.25	4/4/21	200,000	d	190,500
Shimao Property Holdings,
Gtd. Notes		6.63	1/14/20	200,000		190,250
						380,750
Colombia--4.3%
Emgesa
Sr. Unscd. Notes	COP	8.75	1/25/21	153,000,000		79,007
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,022,000,000		517,964
Pacific Rubiales Energy,
Gtd. Notes		5.38	1/26/19	200,000	d	201,500
						798,471
Costa Rica--2.2%
Banco de Costa Rica,
Govt. Gtd. Notes		5.25	8/12/18	200,000	d	199,000
Instituto Costarricense de
Electricidad, Sr. Unscd. Notes		6.95	11/10/21	200,000		204,600
						403,600
Hong Kong--1.0%
Noble Group,
Sr. Unscd. Notes		6.75	1/29/20	175,000		185,894
Hungary--4.2%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	200,000	d	207,500
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	370,000		384,800

Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	42,580,000		182,930
						775,230
Indonesia--5.0%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	2,730,000,000		168,336
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR55	IDR	7.38	9/15/16	63,000,000		5,072
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/17/38	100,000		111,750
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	2,000,000,000		147,764
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	1,472,000,000		116,370
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,107,000,000		176,640
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000		190,300
						916,232
Kazakhstan--1.1%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000		198,000
Macau--1.1%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		193,500
Malaysia--.8%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	480,000		146,859
Mexico--11.0%
Alpek,
Gtd. Notes		5.38	8/8/23	200,000	d	196,000
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		186,500
Grupo Famsa,
Gtd. Notes		7.25	6/1/20	80,000		81,500
Metalsa,
Gtd. Notes		4.90	4/24/23	235,000		205,625
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	5,970,000		449,164
Mexican Government,
Bonds, Ser. M 10	MXN	8.00	12/17/15	180,000		14,425
Petroleos Mexicanos,
Gtd. Bonds		5.50	6/27/44	155,000		139,374
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	1,440,000		102,247
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	2,300,000	d	163,769
Red de Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	2,700,000		178,834
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		104,652
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		193,500
						2,015,590
Nigeria--3.5%
Afren,
Sr. Scd. Notes		6.63	12/9/20	200,000	d	200,000
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	2/6/14	17,780,000	c	109,245
Nigerian Government,

Treasury Bills	NGN	0.00	2/20/14	31,950,000	c	195,364
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	2/27/14	7,200,000	c	43,920
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	10,160,000		68,021
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	4,930,000		34,279
						650,829
Panama--1.1%
Panamanian Government,
Sr. Unscd. Bonds		8.88	9/30/27	150,000		201,375
Peru--1.9%
Peruvian Government,
Bonds	PEN	6.85	2/12/42	185,000		59,615
Peruvian Government,
Gtd. Bonds	PEN	6.90	8/12/37	175,000		57,403
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	155,000		52,051
Pesquera Exalmar,
Sr. Unscd. Notes		7.38	1/31/20	200,000		182,750
						351,819
Philippines--3.8%
Alliance Global Group,
Gtd. Notes		6.50	8/18/17	465,000		497,550
Philippines Government,
Sr. Unscd. Bonds	PHP	3.90	11/26/22	10,000,000		209,620
						707,170
Poland--2.7%
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	1,230,000		405,057
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	295,000		98,469
						503,526
Russia--15.9%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		135,200
Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	200,000	d	200,250
Gazprom,
Sr. Unscd. Notes		6.51	3/7/22	90,000		95,400
Gazprom,
Sr. Unscd. Notes		8.63	4/28/34	110,000		129,113
Gazprom,
Sr.Unscd. Notes		9.25	4/23/19	315,000		381,938
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,700,000		412,244
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	100,000		111,532
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	5,900,000		165,438
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	3,185,000		81,568
Russian Government,
Sr. Unscd. Bonds		7.50	3/31/30	371,800	e	428,871
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	5,495,000		155,538
TMK,
Sr. Unscd. Notes		6.75	4/3/20	200,000		192,016
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	415,000		430,044

						2,919,152
Supranational--3.7%
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	495,000		479,794
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	200,000	d	204,000
						683,794
South Africa--4.4%
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	3,800,000		244,692
South African Government,
Bonds, Ser. R214	ZAR	6.50	2/28/41	575,000		37,036
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	4,510,000		326,349
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	275,000		23,237
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	d	186,815
						818,129
Thailand--1.4%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	8,800,000	f	261,525

Turkey--2.1%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	200,000		199,770
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	200,000	d	189,000
						388,770
Venezuela--3.5%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	820,000		638,370

Total Bonds and Notes
(cost $18,321,409)						17,048,410
				Principal
Short-Term Investments--.1%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.07%, 6/12/14
(cost $24,994)				25,000	[g]	24,997

Other Investment--5.6%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,028,000)				1,028,000	[h]	1,028,000
Total Investments (cost $19,374,403)				98.3%		18,101,407
Cash and Receivables (Net)				1.7%		316,916
Net Assets				100.0%		18,418,323

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN--Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippine Peso

PLN--Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
ZAR--South African Rand
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities were valued at $2,536,000 or 13.8% of net assets.
e	Variable rate security--interest rate subject to periodic change.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g	Held by or on behalf of a counterparty for open financial futures contracts.
h	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized depreciation on investments was $1,271,762 of which $32,707 related to appreciated investment securities and $1,304,469 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	63.6
Corporate Bonds	29.0
Short-Term/Money Market Investments	5.7
98.3

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014	($)

Financial Futures Short
U.S. Treasury 10 Year Notes	11	1,383,250	March 2014	(13,799)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring:
2/4/2014	a	420,000	175,980	173,844	(2,136)
2/4/2014	b	300,000	124,327	124,174	(153)
4/16/2014	a	445,000	184,877	180,875	(4,002)

Chilean Peso,
Expiring
2/28/2014	a	7,580,000	13,719	13,601	(118)

Indonesian Rupiah,
Expiring
4/9/2014	c	252,960,000	20,658	20,470	(188)

Malaysian Ringgit,
Expiring
2/28/2014	d	1,805,000	541,002	538,532	(2,470)

Mexican New Peso,
Expiring:
2/28/2014	a	1,380,000	102,450	102,964	514
2/28/2014	c	4,545,000	337,642	339,109	1,467
3/28/2014	a	2,500,000	189,976	186,083	(3,893)

Polish Zloty,
Expiring:
2/28/2014	a	1,565,000	508,612	495,637	(12,975)
2/28/2014	c	525,000	170,538	166,268	(4,270)

Romanian Leu,
Expiring:
2/19/2014	e	180,000	54,673	53,878	(795)
2/28/2014	c	240,000	72,213	71,426	(787)

Russian Ruble,
Expiring
2/28/2014	f	16,950,000	494,109	479,528	(14,581)

South African Rand,
Expiring
2/28/2014	a	240,000	21,419	21,513	94

Thai Baht,
Expiring:
2/28/2014	c	1,640,000	49,856	49,608	(248)
2/28/2014	f	1,730,000	52,576	52,331	(245)

Turkish Lira,
Expiring
2/28/2014	e	1,095,000	469,252	480,793	11,541

Sales:			Proceeds ($)

Brazilian Real,
Expiring:
2/4/2014	c	300,000	126,957	124,174	2,783
2/4/2014	g	420,000	179,560	173,844	5,716
3/6/2014	g	635,000	266,617	260,845	5,772

Colombian Peso,
Expiring:
2/13/2014	g	707,000,000	361,998	350,387	11,611
2/28/2014	c	151,150,000	75,323	74,863	460

Euro,
Expiring:
2/28/2014	c	50,000	68,413	67,435	978
2/28/2014	e	155,000	211,958	209,050	2,908

Indian Rupee,
Expiring:
3/28/2014	d	7,230,000	113,876	113,923	(47)
3/28/2014	f	8,430,000	132,568	132,831	(263)

Mexican New Peso,
Expiring
2/28/2014	g	2,300,000	171,207	171,606	(399)

Nigerian Naira,
Expiring
2/21/2014	d	3,610,000	22,291	22,052	239

Philippines Peso,
Expiring
2/28/2014	c	7,510,000	165,091	165,634	(543)

Gross Unrealized Appreciation					44,083
Gross Unrealized Depreciation					(48,113)

Counterparties:
a	Deutsche Bank
b	UBS
c	Barclays Bank
d	Citigroup
e	Credit Suisse
f	JP Morgan Chase Bank
g	Morgan Stanley Capital Services

STATEMENT OF OPTIONS WRITTEN
January 31, 2014 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
April 2014 $2.34	190,000	(1,046)
(premiums received $2,280)

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	4,819,632	-	4,819,632
Foreign Government	-	12,228,778	-	12,228,778
Mutual Funds	1,028,000	-	-	1,028,000
U.S. Treasury	-	24,997	-	24,997
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	44,083	-	44,083
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(13,799)	-	-	(13,799)
Forward Foreign Currency Exchange Contracts++	-	(48,113)	-	(48,113)
Options Written	-	(1,046)	-	(1,046)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--92.2%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--1.5%
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	2,620,000	b	2,634,604
Springleaf Funding Trust,
Ser. 2013-BA, Cl. A	3.92	1/16/23	510,000	b	517,650
					3,152,254
Asset-Backed Ctfs./Auto Receivables--7.5%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.51	6/15/17	235,000	b,c	235,573
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	b	167,654
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	400,000		400,535
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	400,000		401,075
Americredit Automobile Receivables
Trust, Ser. 2013-3, Cl. D	3.00	7/8/19	700,000		707,086
Americredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	b	252,376
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	250,000		260,216
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	400,000		423,888
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	2,000,000		1,978,237
DT Auto Owner Trust,
Ser. 2013-1A, Cl. D	3.74	5/15/20	1,085,000	b	1,094,952
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	1,125,000	b	1,124,835
DT Auto Owner Trust,
Ser. 2011-3A, Cl. C	4.03	2/15/17	78,057	b	78,150
DT Auto Owner Trust,
Ser. 2013-2A, Cl. D	4.18	6/15/20	1,125,000	b	1,142,534
DT Auto Owner Trust,
Ser. 2012-1A, Cl. D	4.94	7/16/18	170,000	b	174,946
Exeter Automobile Receivables
Trust, Ser. 2014-1A, Cl. B	2.42	1/15/19	715,000	b	714,967
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. C	4.35	1/15/19	725,000	b	745,308
Ford Credit Floorplan Master Owner
Trust, Ser. 2013-1, Cl. D	1.82	1/15/18	300,000		300,021
Prestige Auto Receivables Trust,
Ser. 2013-1A, Cl. D	3.04	7/15/20	325,000	b	321,395
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. C	1.81	4/15/19	850,000		846,577
Santander Drive Auto Receivables

Trust, Ser. 2013-5, Cl. C	2.25	6/17/19	575,000		577,852
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. D	2.42	4/15/19	605,000		604,404
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	305,000		308,936
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. D	3.30	9/17/18	1,825,000		1,891,114
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	350,000		366,935
Santander Drive Auto Receivables
Trust, Ser. 2013-4, Cl. D	3.92	1/15/20	235,000		245,818
United Auto Credit Securitization
Trust, Ser. 2013-1, Cl. C	2.22	12/15/17	120,000	b	119,895
United Auto Credit Securitization
Trust, Ser. 2013-1, Cl. D	2.90	12/15/17	175,000	b	174,778
					15,660,057
Asset-Backed Ctfs./Home Equity Loans--8.5%
ACE Securities,
Ser. 06-HE2, Cl. A2C	0.32	5/25/36	1,269,085	c	1,064,281
ACE Securities,
Ser. 2004-HE4, Cl. M2	1.13	12/25/34	451,081	c	429,164
Asset Backed Funding Certificates,
Ser. 2006-OPT3, Cl. A3B	0.32	11/25/36	325,923	c	174,023
Asset Backed Funding Certificates,
Ser. 2007-NC1, Cl. A1	0.38	5/25/37	1,342,591	b,c	1,223,422
Carrington Mortgage Loan Trust,
Ser. 2006-NC2, Cl. A2	0.25	6/25/36	713,957	c	698,749
Carrington Mortgage Loan Trust,
Ser. 2007-FRE1, Cl. A2	0.36	2/25/37	1,354,684	c	1,227,445
Chase Funding Trust,
Ser. 2004-2, Cl. 1A4	5.32	2/25/35	204,211		207,127
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.94	7/25/36	246,715	c	252,560
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2B	0.30	12/25/36	419,237	c	327,099
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2006-FF5, Cl. 2A3	0.32	4/25/36	1,068,306	c	850,163
Fremont Home Loan Trust,
Ser. 2004-2, Cl. M2	1.09	7/25/34	226,368	c	213,396
GSAMP Trust,
Ser. 2007-HE1, Cl. A2B	0.26	3/25/47	1,893,585	c	1,781,487
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.15	1/25/35	417,192	c	400,614
HSI Asset Securitization Corp.
Trust, Ser. 2007-WF1, Cl. 2A3	0.33	5/25/37	1,784,633	c	1,661,613
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-NC1, Cl. A4	0.33	4/25/36	528,847	c	503,868
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE2, Cl. A3	0.34	2/25/36	207,990	c	198,450
JP Morgan Mortgage Acquisition

Corp., Ser. 2006-FRE1, Cl. A3	0.35	5/25/35	372,935	c	358,651
JP Morgan Mortgage Acquisition
Corp., Ser. 2007-CH1, Cl. AF6	5.50	11/25/36	1,536,083	c	1,558,684
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH5, Cl. A3	0.27	5/25/37	162,577	c	157,811
JP Morgan Mortgage Acquisition
Trust, Ser. 2006-HE2, Cl. A4	0.31	7/25/36	440,093	c	386,712
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	0.98	2/25/34	93,831	c	91,701
Long Beach Mortgage Loan Trust,
Ser. 2004-3, Cl. M2	1.06	7/25/34	66,618	c	64,189
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV3	0.31	3/25/37	162,978	c	154,945
New Century Home Equity Loan
Trust, Ser. 2004-3, Cl. M2	1.13	11/25/34	558,607	c	530,211
Residential Asset Mortgage
Products, Ser. 2007-RZ1, Cl. A2	0.32	2/25/37	1,539,814	c	1,356,215
Residential Asset Securities
Corporation, Ser. 2007-KS4,
Cl. A2	0.34	5/25/37	641,133	c	621,870
Securitized Asset Backed
Receivables, Ser. 2005-FR3,
Cl. M1	0.86	4/25/35	459,157	c	452,061
Structured Asset Securities Corp.
Mortgage Loan Trust,
Ser. 2007-GEL1, Cl. A1	0.26	1/25/37	267,145	b,c	248,742
Structured Asset Securities Corp.
Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4	0.32	4/25/36	469,981	c	439,998
					17,635,251
Commercial Mortgage Pass-Through Ctfs.--7.0%
A10 Securitization,
Ser. 2013-2, Cl. A	2.62	11/15/27	900,000	b	901,277
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A4	4.63	12/10/42	100,000	c	100,559
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AJ	5.27	12/11/38	1,850,000		1,837,452
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. AJ	5.71	6/11/40	700,000	c	675,105
CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. C	2.51	5/15/30	215,000	b,c	215,974
CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. D	3.01	5/15/30	125,000	b,c	125,807
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E	3.52	5/10/35	200,000	b,c	170,860
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ	5.71	12/10/49	1,090,000	c	1,026,497
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	3,840,000		3,719,587

Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		4.04	12/5/31	460,000	b,c	477,020
Greenwich Capital Commercial
Funding Corporation Commercial
Mortgage Trust,
Ser. 2007-GG11, Cl. AJ		6.06	12/10/49	2,455,000	c	2,453,170
Hilton USA Trust,
Ser. 2013-HLT, Cl. EFX		4.45	11/5/30	915,000	b,c	937,113
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C4, Cl. E		5.40	7/15/46	115,000	b,c	118,873
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	330,000		345,430
RREF,
Ser. 2013-LT2, Cl. A		2.83	5/22/28	115,161	b	115,708
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ		5.37	11/15/48	1,440,000	c	1,362,912
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. C		5.64	11/15/44	60,000	b,c	66,168
						14,649,512
Consumer Discretionary--1.4%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	1,520,000		1,611,200
General Motors,
Sr. Unscd. Notes		6.25	10/2/43	875,000	b	929,687
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	100,000	b	142,963
Grupo Famsa,
Gtd. Notes		7.25	6/1/20	190,000	b	193,562
						2,877,412
Consumer Staples--.7%
Embotelladora Andina,
Sr. Unscd. Notes		5.00	10/1/23	470,000	b	474,159
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	1,000,000	b	975,000
						1,449,159
Energy--1.9%
MEG Energy,
Gtd. Notes		6.50	3/15/21	140,000	b	146,300
Oasis Petroleum,
Gtd. Notes		6.50	11/1/21	375,000		401,250
Oasis Petroleum,
Gtd. Notes		6.88	3/15/22	925,000	b	985,125
Pemex Project Funding Master
Trust, Gtd. Bonds		6.63	6/15/35	1,480,000		1,551,471
Range Resources,
Gtd. Notes		5.00	3/15/23	305,000		303,094
Unit,
Gtd. Notes		6.63	5/15/21	520,000		548,600
						3,935,840
Financial--13.8%

American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	1,150,000	c	1,552,760
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	510,000	c	722,406
Banco Internacional del Peru,
Sr. Unscd. Bonds		5.75	10/7/20	240,000	b	246,900
Bank of Ireland,
Sr. Unscd Bonds	EUR	3.25	1/15/19	1,825,000		2,489,985
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	3,130,000	c	3,984,001
Credit Suisse Group,
Sub. Notes		6.50	8/8/23	300,000	b	319,500
Genworth Holdings,
Gtd. Notes		7.20	2/15/21	35,000		40,988
Genworth Holdings,
Gtd. Notes		7.70	6/15/20	3,105,000		3,760,574
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	1,000,000		1,114,540
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	600,000	b	596,250
Icahn Enterprises,
Gtd. Notes		6.00	8/1/20	455,000	d	471,494
Intesa Sanpaolo,
Bank Gtd. Bonds		2.38	1/13/17	1,050,000		1,049,985
Intesa Sanpaolo,
Bank Gtd. Bonds		5.25	1/12/24	1,050,000		1,065,336
LBG Capital Number 1,
Bank Gtd. Notes		8.00	12/29/49	620,000	b,c	664,795
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	550,000		873,648
Lloyds Bank,
Sub. Notes		9.88	12/16/21	1,460,000	c,d	1,744,700
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,160,000	c	1,359,097
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	1,185,000		1,198,517
Royal Bank of Scotland Group,
Jr. Sub. Notes		6.10	6/10/23	520,000		533,274
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	525,000		542,310
SLM,
Sr. Unscd. Notes		4.88	6/17/19	850,000		843,489
SLM,
Sr. Unscd. Notes		6.00	1/25/17	495,000		538,337
Wells Fargo & Company,
Sub. Notes		5.38	11/2/43	665,000		684,596
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	2,067,000	b,c	2,219,441
						28,616,923
Foreign/Governmental--32.5%
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F	BRL	0.00	1/1/17	4,800,000		1,874,967

Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/21	3,500,000		1,262,883
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	13,200,000		4,614,156
Colombian Government,
Treasury Bonds, Ser. B	COP	7.00	5/4/22	9,300,000,000		4,590,662
Costa Rican Government,
Sr. Unscd. Notes		4.25	1/26/23	1,150,000		1,040,750
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	1,875,000		1,687,500
Ecopetrol,
Sr. Unscd. Notes		4.25	9/18/18	815,000	d	851,675
Eskom Holdings,
Sr. Unscd. Notes		6.75	8/6/23	625,000	b	632,813
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	240,000	b	244,800
Gazprom OAO Via Gaz Capital,
Sr. Unscd. Notes		8.63	4/28/34	950,000	b	1,115,062
Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	350,000	b	350,438
Hungarian Government,
Sr. Unscd. Notes		5.75	11/22/23	1,510,000		1,496,788
Icelandic Government,
Unscd. Notes		4.88	6/16/16	6,380,000		6,684,262
KazMunayGas National,
Sr. Unscd. Notes		5.75	4/30/43	675,000	b,d	573,662
Mexican Government,
Bonds, Ser. M 10	MXN	7.75	12/14/17	31,820,000		2,610,244
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	42,060,000		3,463,311
Mexican Government,
Bonds, Ser. MI10	MXN	9.50	12/18/14	16,490,000		1,295,184
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	2/6/14	65,000,000	e	399,376
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	4/10/14	82,525,000	e	496,252
Nigerian Government,
Treasury Bills	NGN	0.00	5/22/14	80,175,000	e	474,592
Nigerian Government,
Treasury Bills	NGN	0.00	6/19/14	29,000,000	e	169,740
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	301,000,000	e	1,732,201
Peruvian Government,
Bonds	PEN	5.20	9/12/23	14,800,000		4,883,528
Petroleos de Venezuela,
Sr. Unscd. Notes		4.90	10/28/14	4,400,000		4,092,000
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	825,000	b	642,263
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	12,460,000	b	884,719
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	1,525,000	b	2,130,158

Portuguese Government,
Sr. Unscd. Bonds	EUR	4.95	10/25/23	830,000	b	1,130,177
Romanian Government,
Sr. Unscd. Bonds		4.88	1/22/24	574,000	b	562,520
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	750,000	b,d	760,313
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	1,400,000	b	1,414,000
Russian Government,
Sr. Unscd. Bonds		5.88	9/16/43	1,200,000	b	1,189,500
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	66,925,000		1,834,398
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	20,800,000		1,757,529
Spanish Government,
Bonds	EUR	3.75	10/31/18	2,060,000		2,971,462
Spanish Government,
Bonds	EUR	5.15	10/31/44	1,175,000	b	1,710,592
Turk Eximbank,
Unscd. Notes		5.38	11/4/16	1,875,000	b	1,915,313
Vnesheconombank,
Sr. Unscd. Notes		4.22	11/21/18	875,000	b	867,344
Vnesheconombank Via VEB Finance,
Sr. Unscd. Notes		6.80	11/22/25	1,125,000	b	1,165,781
						67,572,915
Health Care--1.3%
Biomet,
Gtd. Notes		6.50	8/1/20	755,000		808,794
CHS/Community Health System,
Gtd. Notes		6.88	2/1/22	280,000	b	287,525
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	1,490,000	b	1,557,050
						2,653,369
Industrial--1.2%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	900,000	b	949,500
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	520,000	b	547,300
Hilton Worldwide Finance,
Gtd. Notes		5.63	10/15/21	255,000	b	264,403
Taylor Morrison Communities,
Gtd. Notes		5.25	4/15/21	390,000	b	380,250
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	250,000	b	275,000
						2,416,453
Information Technology--.1%
NCR,
Sr. Unscd. Notes		6.38	12/15/23	125,000	b	130,625
Materials--2.2%
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	850,000	b	932,875
Ardagh Packaging Finance/Holdings

USA, Gtd. Notes		6.75	1/31/21	525,000	b	530,250
Freeport-McMoRan Copper & Gold,
Gtd. Notes		5.45	3/15/43	800,000		767,411
Ineos Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	700,000	b	972,419
LYB International Finance,
Gtd. Notes		5.25	7/15/43	490,000		512,715
Plains Exploration & Production,
Gtd. Notes		6.88	2/15/23	750,000		832,500
						4,548,170
Municipal Bonds--.5%
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue		5.25	7/1/42	1,030,000		683,364
Puerto Rico Electric Power
Authority, Power Revenue		5.25	7/1/40	455,000		261,125
						944,489
Residential Mortgage Pass-Through Ctfs.--3.0%
Bear Stearns Alt-A Trust,
Ser. 2005-4, Cl. 24A1		2.71	5/25/35	1,950,724	c	1,911,086
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5		5.50	4/25/34	178,665		187,415
Countrywide Alternative Loan
Trust, Ser. 2004-18, Cl. 4A1		5.50	9/25/34	330,046		344,683
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2		0.43	7/25/35	75,260	c	73,566
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.44	9/15/39	214,162	b,c	192,258
Structured Agency Credit Risk Debt
Notes, Ser. 2013-DN1, Cl, M1		3.56	7/25/23	230,183	c	238,670
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A		5.84	6/25/34	180,000	c	183,893
WAMU Mortgage Pass-Through
Certificates, Ser. 2006-AR16,
Cl. 2A1		2.04	12/25/36	2,280,527	c	1,956,084
Wells Fargo Mortgage Backed
Securities, Ser. 2005-AR12,
Cl. 2A11		2.62	6/25/35	1,121,473	c	1,127,969
						6,215,624
Telecommunication Services--3.1%
Alcatel-Lucent USA,
Sr. Unscd. Bonds		6.45	3/15/29	240,000		217,200
Centurylink,
Sr. Unscd. Notes, Ser. W		6.75	12/1/23	225,000		228,937
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	1,500,000	b	1,567,500
Intelsat Jackson Holdings,
Gtd. Notes		5.50	8/1/23	1,780,000	b	1,706,575
Richland Towers Funding,

Sr. Scd. Notes		4.61	3/15/41	82,627	b	85,471
Richland Towers Funding,
Sr. Scd. Notes		7.87	3/15/41	100,000	b	106,232
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	275,000		281,875
T-Mobile USA,
Gtd. Notes		6.50	1/15/24	370,000		378,787
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	470,000	b	792,721
West,
Gtd. Notes		7.88	1/15/19	485,000		524,406
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	600,000	b	657,000
Wind Acquisition Holdings Finance,
Sr. Scd. Notes		12.25	7/15/17	1	b,d	1
						6,546,705
U.S. Government Agencies/Mortgage-Backed--.2%
Government National Mortgage Association I;
Ser. 2011-53 (Interest
Only) 0.86%, 5/16/51				1,195,974	c,f	58,271
Ser. 2012-125 (Interest
Only) 0.86%, 2/16/53				4,605,930	c,f	332,412
Ser. 2011-77 (Interest
Only) 1.22%, 4/16/42				926,435	c,f	51,898
						442,581
U.S. Government Securities--4.0%
U.S. Treasury Bonds;
3.75%, 11/15/43				8,100,000		8,289,848
Utilities--1.8%
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	1,035,000	b	1,024,650
Electricite de France,
Sub. Notes		5.25	1/29/49	905,000	b,c	875,997
Enel,
Sub. Bonds	EUR	5.00	1/15/75	1,275,000	c	1,695,233
Enel,
Sub. Bonds		8.75	9/24/73	230,000	b,c	250,125
						3,846,005
Total Bonds and Notes
(cost $192,624,614)						191,583,192

Preferred Stocks--.6%				Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $1,182,341)				45,675	[c]	1,250,582
				Face Amount
				Covered by
Options Purchased--.3%				Contracts ($)		Value ($)
Call Options--.2%
Euro,
July 2014 @ $1.33				6,100,000		90,452

Japanese Yen,
April 2014 @ $103.50	5,700,000		63,194
Japanese Yen,
June 2014 @ $105.20	10,400,000		107,514
Japanese Yen,
June 2014 @ $105.20	3,100,000		31,353
U.S. Treasury 10 Year Notes,
February 2014 @ $125.50	205,000		156,953
			449,466
Put Options--.1%
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.80	1,500,000		5,207
U.S. Treasury 10 Year Notes,
February 2014 @ $121.50	157,000		2,453
U.S. Treasury 10 Year Notes,
March 2014 @ $122.50	245,000		95,703
			103,363
Total Options Purchased
(cost $857,540)			552,829
	Principal
Short-Term Investments--.6%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $1,299,797)	1,300,000	[g]	1,299,819

Other Investment--2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,634,859)	5,634,859	[h]	5,634,859
Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,081,997)	2,081,997	[h]	2,081,997
Total Investments (cost $203,681,148)	97.4%		202,403,278
Cash and Receivables (Net)	2.6%		5,396,632
Net Assets	100.0%		207,799,910

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
NGN--Nigerian Naira
PEN--Peruvian Nuevo Sol

RUB--Russian Ruble
ZAR--South African Rand
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities were valued at $53,369,445 or 25.7% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At January 31, 2014, the value of the fund's securities on loan was
$2,005,799 and the value of the collateral held by the fund was $2,081,997.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Notional face amount shown.
g	Held by or on behalf of a counterparty for open financial futures contracts.
h	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized depreciation on investments was $1,225,070 of which $2,617,023 related to appreciated investment securities and $3,842,093 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	32.5
Corporate Bonds	27.5
Asset-Backed	17.5
Commercial Mortgage-Backed	7.0
Short-Term/Money Market Investments	4.3
U.S. Government and Agency/Mortgage-Backed	4.2
Residental Mortgage-Backed	3.0
Preferred Stocks	.6
Municipal Bonds	.5
Options Purchased	.3
97.4

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014 ($)

Financial Futures Long
U.S. Treasury Ultra Long Bonds	31	4,458,188	March 2014	125,602

Financial Futures Short
Japanese 10 Year Bonds	11	(15,583,244)	March 2014	(72,897)
U.S. Treasury 2 Year Notes	44	(9,688,800)	March 2014	(8,589)
U.S. Treasury 5 Year Notes	142	(17,128,750)	March 2014	(99,054)
U.S. Treasury 10 Year Notes	34	(4,275,500)	March 2014	(22,321)
U.S. Treasury Long Bonds	22	(2,939,063)	March 2014	(57,133)

Gross Unrealized Appreciation				125,602
Gross Unrealized Depreciation				(259,994)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
2/28/2014a	180,000	157,039	157,253	214

Brazilian Real,
Expiring
2/4/2014b	885,000	371,380	366,313	(5,067)

British Pound,
Expiring
2/28/2014c	1,990,000	3,308,301	3,270,706	(37,595)

Norwegian Krone,
Expiring
2/28/2014b	24,665,000	3,984,234	3,925,387	(58,847)

Polish Zloty,
Expiring
2/28/2014d	24,500,000	7,963,595	7,759,179	(204,416)

Sales:		Proceeds ($)
Australian Dollar,
Expiring
2/28/2014d	4,695,000	4,101,599	4,101,685	(86)

Brazilian Real,
Expiring:
2/4/2014e	885,000	378,358	366,313	12,045
3/6/2014e	8,945,000	3,726,837	3,674,417	52,420

Colombian Peso,
Expiring:
2/13/2014e	850,000,000	435,217	421,257	13,960
2/28/2014f	8,867,300,000	4,418,846	4,391,905	26,941

Euro,
Expiring:

2/3/2014	d	391,040	529,976	527,398	2,578
2/28/2014	b	3,145,000	4,300,703	4,241,689	59,014
2/28/2014	d	4,280,000	5,852,712	5,772,473	80,239
2/28/2014	e	3,055,000	4,177,560	4,120,305	57,255
2/28/2014	g	5,960,000	8,151,253	8,038,303	112,950
2/28/2014	h	3,090,000	4,225,482	4,167,509	57,973
2/28/2014	i	5,200,000	7,110,808	7,013,285	97,523

Mexican New Peso,
Expiring:
2/28/2014	a	20,090,000	1,493,347	1,498,942	(5,595)
2/28/2014	c	25,410,000	1,886,358	1,895,875	(9,517)
2/28/2014	e	21,290,000	1,579,846	1,588,476	(8,630)
2/28/2014	j	41,315,000	3,047,458	3,082,569	(35,111)

New Zealand Dollar,
Expiring:
2/28/2014	c	190,000	155,958	153,356	2,602
2/28/2014	d	4,900,000	4,061,120	3,954,957	106,163

Peruvian New Sol,
Expiring:
2/28/2014	f	9,045,000	3,173,128	3,182,005	(8,877)
2/28/2014	j	5,350,000	1,879,171	1,882,114	(2,943)

Russian Ruble,
Expiring
2/28/2014	d	74,015,000	2,157,607	2,093,937	63,670

Swedish Krona,
Expiring
2/28/2014	f	26,185,000	4,060,225	3,995,116	65,109

Turkish Lira,
Expiring
2/28/2014	f	9,400,000	4,140,719	4,127,353	13,366

South African Rand,
Expiring:
2/28/2014	c	10,870,000	972,425	974,339	(1,914)
2/28/2014	j	10,410,000	929,050	933,107	(4,057)

Gross Unrealized Appreciation					824,022
Gross Unrealized Depreciation					(382,655)

Counterparties:

a	Bank of America
b	UBS
c	Goldman Sachs International
d	JP Morgan Chase Bank
e	Morgan Stanley Capital Services
f	Barclays Bank
g	Citigroup
h	Credit Suisse
I	Royal Bank of Scotland
j	Deutsche Bank

STATEMENT OF OPTIONS WRITTEN
January 31, 2014 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
U.S. Treasury 10 Year Notes,
February 2014 @ $127	205,000	(38,437)

Put Options:
U.S. Treasury 10 Year Notes,
March 2014 @ $121	245,000	(38,281)
Total Options Written		(76,718)
(premiums received $129,518)

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	36,447,562	-	36,447,562
Commercial Mortgage-Backed	-	14,649,512	-	14,649,512
Corporate Bonds+	-	57,020,661	-	57,020,661
Foreign Government	-	67,572,915	-	67,572,915
Municipal Bonds+	-	944,489	-	944,489
Mutual Funds	7,716,856	-	-	7,716,856
Preferred Stocks+	-	1,250,582	-	1,250,582
Residential Mortgage-Backed	-	6,215,624	-	6,215,624
U.S. Government Agencies/Mortgage-Backed	-	442,581	-	442,581
U.S. Treasury	-	9,589,667	-	9,589,667
Other Financial Instruments:
Financial Futures++	125,602	-	-	125,602
Forward Foreign Currency Exchange Contracts++	-	824,022	-	824,022
Options Purchased	255,109	297,720	-	552,829
Swaps++	99,163	83,913	-	183,076
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(259,994)	-	-	(259,994)
Forward Foreign Currency Exchange Contracts++	-	(382,655)	-	(382,655)
Swaps++	(1,307,170)	(136,971)	-	(1,444,141)
Options Written	(76,718)	-	-	(76,718)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Received)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Paid ($)	(Depreciation) ($)	Buy / Sell
10,300,000	ITRAXX Europe Crossover Series 20	Goldman, Sachs & Co.	5.00	316.00	12/20/2018	1,181,448.84	(1,180,936.57)	512	Sell
6,200,000	Dow Jones CDX.NA.HY.21 Index	Barclays	5.00	340.02	12/20/2018	(466,747.92)	426,127.04	(40,621)	Buy
2,600,000	Markit CMBX.NA.BBB Series 7	Deutsche	3.00	375.74	1/17/2047	(143,758.34)	146,557.14	2,799	Sell

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
17,450,000	USD - 6 Month Libor	Deutsche	(2.74)	N/A	10/22/2023	(98,610)		(98,610)
25,200,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(2.34)	N/A	2/15/2021	(73,244)		(73,244)
18,700,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(2.78)	N/A	11/29/2023	(102,409)		(102,409)
17,000,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(3.07)	N/A	9/11/2023	(686,125)		(686,125)
5,700,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(1.85)	N/A	9/11/2018	(136,930)		(136,930)
83,100,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	1.89	N/A	8/15/2043	25,875		25,875
83,100,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	1.87	N/A	8/15/2043	21,998		21,998
205,200,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	(0.91)	N/A	8/15/2023	(31,656)		(31,656)
205,200,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	(0.93)	N/A	8/15/2023	(35,580)		(35,580)
560,900,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	(0.75)	N/A	11/6/2023	17,854		17,854
83,100,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	1.93	N/A	9/5/2043	32,924		32,924
205,200,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	(0.95)	N/A	9/5/2023	(37,769)		(37,769)
224,400,000	JPY - 6 Month Yenibor	Goldman, Sachs & Co.	1.74	N/A	11/6/2043	(19,306)		(19,306)
94,900,000	MXN - 1 Month Libor	Deutsche	6.74	N/A	1/2/2024	(96,350)		(96,350)
244,400,000	MXN - 1 Month Libor	J.P. Morgan Chase	3.80	N/A	1/10/2017	81,114		81,114
8,900,000	USD - 6 Month Libor	Barclays	(2.79)	N/A	6/26/2023	(85,541)		(85,541)
								(1,223,755)

Gross Unrealized Appreciation								183,076
Gross Unrealized Depreciation								(1,444,141)

JPY -- Japanese Yen
LIBOR -- London Interbank Offered Rate
MXN -- Mexican New Peso
USD -- US Dollar

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the

exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2014 (Unaudited)

Common Stocks--101.4%	Shares	Value ($)
Banks--1.1%
Wells Fargo & Co.	42,700	1,936,018
Capital Goods--3.8%
Caterpillar	20,600	1,934,546
General Electric	92,900	2,334,577
United Technologies	23,400	2,668,068
		6,937,191
Consumer Services--3.0%
McDonald's	59,600	5,612,532
Diversified Financials--7.5%
American Express	23,700	2,014,974
BlackRock	10,600	3,184,982
Franklin Resources	58,800	3,058,188
JPMorgan Chase & Co.	85,300	4,722,208
State Street	14,000	937,300
		13,917,652
Energy--16.6%
Chevron	61,600	6,876,408
ConocoPhillips	37,800	2,455,110
EOG Resources	6,700	1,107,108
Exxon Mobil	101,912	9,392,210
Imperial Oil	47,400	1,935,342
Occidental Petroleum	59,700	5,227,929
Royal Dutch Shell, Cl. A, ADR	24,800	1,713,680
Total, ADR	33,800	1,932,346
		30,640,133
Food & Staples Retailing--2.5%
Walgreen	47,400	2,718,390
Whole Foods Market	36,000	1,881,360
		4,599,750
Food, Beverage & Tobacco--20.9%
Altria Group	109,000	3,838,980
Coca-Cola	225,600	8,532,192
Diageo, ADR	17,100	2,052,855
Kraft Foods Group	22,223	1,163,374
Mondelez International, Cl. A	68,571	2,245,700
Nestle, ADR	74,650	5,423,323
PepsiCo	40,300	3,238,508
Philip Morris International	122,300	9,556,522
SABMiller	56,850	2,559,123
		38,610,577
Health Care Equipment & Services--1.4%
Abbott Laboratories	71,100	2,606,526
Household & Personal Products--4.5%
Estee Lauder, Cl. A	44,600	3,065,804
Procter & Gamble	69,100	5,294,442
		8,360,246
Insurance--1.0%
ACE	20,000	1,876,200
Materials--3.0%
Air Products & Chemicals	11,100	1,167,054
Freeport-McMoRan Copper & Gold	61,600	1,996,456
Praxair	19,500	2,432,040
		5,595,550

Media--5.0%
Comcast, Cl. A	47,400		2,580,930
News Corp., Cl. A	9,000	a	143,640
Time Warner Cable	19,000		2,532,130
Twenty-First Century Fox, Cl. A	36,000		1,145,520
Walt Disney	37,900		2,751,919
			9,154,139
Pharmaceuticals, Biotech & Life Sciences--11.2%
AbbVie	71,100		3,500,253
Johnson & Johnson	66,400		5,874,408
Merck & Co.	17,000		900,490
Novartis, ADR	28,600		2,261,402
Novo Nordisk, ADR	99,500		3,947,165
Roche Holding, ADR	61,700		4,232,620
			20,716,338
Retailing--3.4%
Target	55,700		3,154,848
Wal-Mart Stores	42,700		3,188,836
			6,343,684
Semiconductors & Semiconductor Equipment--3.2%
Intel	81,600		2,002,464
Texas Instruments	74,000		3,137,600
Xilinx	17,100		793,782
			5,933,846
Software & Services--5.3%
Automatic Data Processing	33,200		2,543,120
International Business Machines	28,400		5,017,712
Oracle	61,600		2,273,040
			9,833,872
Technology Hardware & Equipment--6.4%
Apple	18,200		9,110,920
QUALCOMM	37,500		2,783,250
			11,894,170
Transportation--1.6%
Canadian Pacific Railway	18,900		2,862,972
Total Common Stocks
(cost $134,967,775)			187,431,396

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $546,432)	546,432	[b]	546,432
Total Investments (cost $135,514,207)	101.7%		187,977,828
Liabilities, Less Cash and Receivables	(1.7%)		(3,222,666)
Net Assets	100.0%		184,755,162

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $52,463,621 of which $55,363,597 related to appreciated investment securities and $2,899,976 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.9
Energy	16.6

Pharmaceuticals, Biotech & Life Sciences	11.2
Diversified Financials	7.5
Technology Hardware & Equipment	6.4
Software & Services	5.3
Media	5.0
Household & Personal Products	4.5
Capital Goods	3.8
Retailing	3.4
Semiconductors & Semiconductor Equipment	3.2
Consumer Services	3.0
Materials	3.0
Food & Staples Retailing	2.5
Transportation	1.6
Health Care Equipment & Services	1.4
Banks	1.1
Insurance	1.0
Money Market Investment	3
101.7

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	158,510,568	-	-	158,510,568
Equity Securities - Foreign Common Stocks+	26,361,705	2,559,123 ++	-	28,920,827
Mutual Funds	546,432	-	-	546,432

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
January 31, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--23.7%	of Purchase (%)	Amount ($)	Value ($)
3/27/14	0.04	25,000,000	24,998,500
5/1/14	0.04	50,000,000	49,995,674
Total U.S. Treasury Bills
(cost $74,994,174)			74,994,174

U.S. Treasury Notes--28.6%
2/28/14	0.22	10,000,000	10,012,506
3/31/14	0.09	25,000,000	25,006,451
4/15/14	0.09	20,000,000	20,046,262
5/31/14	0.12	10,000,000	10,070,532
10/15/14	0.12	25,000,000	25,067,048
Total U.S. Treasury Notes
(cost $90,202,799)			90,202,799

Repurchase Agreements--47.5%
Citigroup Global Markets Holdings Inc.
dated 1/31/14, due 2/3/14 in the amount of
$40,000,033 (fully collateralized by $40,683,800 U.S.
Treasury Notes, 0.63%, due 7/15/16, value $40,800,003)	0.01	40,000,000	40,000,000
Goldman, Sachs & Co.
dated 1/31/14, due 2/3/14 in the amount of
$70,000,029 (fully collateralized by $35,309,300 U.S.
Treasury Inflation Protected Securities, 3.88%, due
4/15/29, value $71,400,154)	0.005	70,000,000	70,000,000
JPMorgan Chase & Co.
dated 1/31/14, due 2/3/14 in the amount of
$40,000,067 (fully collateralized by $20,998,500 U.S.
Treasury Bonds, 6%, due 2/15/26, value $28,132,619
and $12,380,000 U.S. Treasury Notes, 4.75%, due
5/15/14, value $12,669,489)	0.02	40,000,000	40,000,000
Total Repurchase Agreements
(cost $150,000,000)			150,000,000
Total Investments (cost $315,196,973)		99.8%	315,196,973
Cash and Receivables (Net)		.2%	681,771
Net Assets		100.0%	315,878,744

At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	315,196,973
Level 3 - Significant Unobservable Inputs	-
Total	315,196,973

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)